UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

August 31, 2017

EIF-QTLY-1017
1.805766.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)	13,333	$71,865
China XD Plastics Co. Ltd. (a)	20,593	93,698
Clean Diesel Technologies, Inc. (a)(b)	6,822	14,531
Dorman Products, Inc. (a)(b)	16,706	1,109,613
Fox Factory Holding Corp. (a)	17,194	687,760
Gentex Corp. (b)	135,699	2,479,221
Gentherm, Inc. (a)(b)	17,068	531,668
Kandi Technolgies, Inc. (a)(b)	24,321	96,068
Motorcar Parts of America, Inc. (a)	8,561	224,897
Shiloh Industries, Inc. (a)(b)	7,791	68,249
SORL Auto Parts, Inc. (a)(b)	7,832	35,557
Strattec Security Corp.	1,501	47,131
The Goodyear Tire & Rubber Co. (b)	116,046	3,516,194
VOXX International Corp. (a)(b)	10,039	81,316
Workhorse Group, Inc. (a)(b)	18,920	63,760
		9,121,528
Automobiles - 0.6%
Tesla, Inc. (a)(b)	74,882	26,650,504
Distributors - 0.2%
Core-Mark Holding Co., Inc. (b)	21,504	581,898
Educational Development Corp. (b)	1,826	19,264
LKQ Corp. (a)	141,704	4,910,044
Pool Corp. (b)	19,139	1,907,967
Weyco Group, Inc.	6,604	181,940
		7,601,113
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	7,614	140,478
Ascent Capital Group, Inc. (a)	8,468	84,087
Cambium Learning Group, Inc. (a)	24,233	142,005
Capella Education Co.	5,432	365,845
Career Education Corp. (a)	32,711	314,353
Collectors Universe, Inc.	6,290	151,149
Grand Canyon Education, Inc. (a)	22,080	1,811,664
Houghton Mifflin Harcourt Co. (a)(b)	58,152	593,150
Laureate Education, Inc. Class A (b)	17,156	251,164
Liberty Tax, Inc.	6,002	80,727
Lincoln Educational Services Corp. (a)	11,240	31,472
National American University Holdings, Inc.	1,594	3,443
Strayer Education, Inc. (b)	5,136	410,931
Tarena International, Inc. ADR (b)	14,519	205,008
		4,585,476
Hotels, Restaurants & Leisure - 2.2%
BJ's Restaurants, Inc. (a)	10,177	306,328
Bloomin' Brands, Inc. (b)	43,364	737,622
Bob Evans Farms, Inc.	8,692	597,836
Bojangles', Inc. (a)(b)	17,912	239,125
Bravo Brio Restaurant Group, Inc. (a)(b)	8,076	22,209
Buffalo Wild Wings, Inc. (a)	7,635	784,496
Caesars Acquisition Co. (a)(b)	64,052	1,194,570
Caesars Entertainment Corp. (a)(b)	68,090	789,844
Carrols Restaurant Group, Inc. (a)	16,735	182,412
Century Casinos, Inc. (a)	18,295	125,321
China Lodging Group Ltd. ADR (a)(b)	14,958	1,697,883
Churchill Downs, Inc.	7,529	1,471,167
Chuy's Holdings, Inc. (a)(b)	9,648	181,382
Cracker Barrel Old Country Store, Inc. (b)	10,556	1,569,255
Dave & Buster's Entertainment, Inc. (a)	19,412	1,134,826
Del Frisco's Restaurant Group, Inc. (a)	13,130	183,820
Del Taco Restaurants, Inc. (a)(b)	19,100	268,928
Denny's Corp. (a)	32,949	394,070
Diversified Restaurant Holdings, Inc. (a)	14,071	27,720
Dunkin' Brands Group, Inc.	41,833	2,156,909
El Pollo Loco Holdings, Inc. (a)(b)	18,252	207,160
Eldorado Resorts, Inc. (a)(b)	21,670	498,410
Empire Resorts, Inc. (a)(b)	13,439	313,801
Famous Dave's of America, Inc. (a)(b)	1,737	7,556
Fiesta Restaurant Group, Inc. (a)(b)	12,371	215,255
Fogo de Chao, Inc. (a)	15,996	202,349
Gaming Partners International Corp.	2,789	29,424
GigaMedia Ltd. (a)	1,007	3,102
Golden Entertainment, Inc. (a)	10,381	235,856
Good Times Restaurants, Inc. (a)(b)	8,038	22,506
Habit Restaurants, Inc. Class A (a)(b)	9,967	129,571
Iao Kun Group Holding Co. Ltd. (a)	2,492	4,884
ILG, Inc. (b)	57,735	1,524,204
Inspired Entertainment, Inc. (a)(b)	11,329	125,752
International Speedway Corp. Class A	11,620	414,253
Jack in the Box, Inc.	13,659	1,278,756
Kona Grill, Inc. (a)(b)	3,779	11,337
Lindblad Expeditions Holdings (a)(b)	27,571	306,590
Marriott International, Inc. Class A	172,348	17,851,806
Melco Crown Entertainment Ltd. sponsored ADR	79,423	1,743,335
Monarch Casino & Resort, Inc. (a)	8,252	293,524
Nathan's Famous, Inc. (a)	2,069	121,140
Noodles & Co. (a)(b)	20,085	77,327
Norwegian Cruise Line Holdings Ltd. (a)(b)	103,981	6,182,710
Papa John's International, Inc. (b)	17,421	1,302,917
Papa Murphy's Holdings, Inc. (a)(b)	5,342	27,298
Peak Resorts, Inc. (b)	8,205	39,794
Penn National Gaming, Inc. (a)(b)	38,778	860,484
Pinnacle Entertainment, Inc. (a)	25,467	496,607
Playa Hotels & Resorts NV	50,596	524,681
Potbelly Corp. (a)(b)	13,868	166,416
Rave Restaurant Group, Inc. (a)(b)	4,931	7,150
Rave Restaurant Group, Inc. rights (b)	4,931	83
RCI Hospitality Holdings, Inc.	4,425	103,103
Red Robin Gourmet Burgers, Inc. (a)(b)	6,025	343,425
Red Rock Resorts, Inc. (b)	19,904	449,830
Ruth's Hospitality Group, Inc.	14,891	291,119
Scientific Games Corp. Class A (a)(b)	40,330	1,419,616
Sonic Corp. (b)	19,487	456,191
Starbucks Corp.	659,534	36,182,035
Texas Roadhouse, Inc. Class A	32,695	1,551,378
The Cheesecake Factory, Inc. (b)	22,512	932,672
The Stars Group, Inc. (a)(b)	68,790	1,131,489
Town Sports International Holdings, Inc. (a)	11,510	67,909
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	136,215
Wendy's Co.	116,210	1,733,853
Wingstop, Inc. (b)	13,218	428,395
Wynn Resorts Ltd. (b)	46,662	6,485,551
		101,004,542
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	10,548	162,967
Bassett Furniture Industries, Inc.	4,936	176,956
Cavco Industries, Inc. (a)	4,248	571,568
Flexsteel Industries, Inc.	3,693	168,032
Garmin Ltd. (b)	85,918	4,424,777
GoPro, Inc. Class A (a)(b)	47,479	437,282
Green Brick Partners, Inc. (a)(b)	26,169	247,297
Helen of Troy Ltd. (a)	12,508	1,129,472
Hooker Furniture Corp.	5,310	213,728
iRobot Corp. (a)(b)	12,667	1,208,685
LGI Homes, Inc. (a)(b)	10,122	430,590
Lifetime Brands, Inc.	8,666	150,788
Live Ventures, Inc. (a)	1,151	12,016
Nova LifeStyle, Inc. (a)(b)	8,342	10,177
PICO Holdings, Inc. (a)	11,230	182,488
SGOCO Technology Ltd. (a)	250	275
SodaStream International Ltd. (a)(b)	9,994	601,939
Stanley Furniture Co., Inc.	825	924
Turtle Beach Corp. (a)(b)	21,513	15,059
Universal Electronics, Inc. (a)(b)	6,788	397,437
Vuzix Corp. (a)(b)	9,564	55,471
Zagg, Inc. (a)	13,152	165,715
		10,763,643
Internet & Direct Marketing Retail - 7.7%
1-800-FLOWERS.com, Inc. Class A (a)	19,529	175,761
Amazon.com, Inc. (a)	217,704	213,480,542
CafePress, Inc. (a)	7,596	16,104
Cnova NV (a)(b)	182,614	1,004,377
Ctrip.com International Ltd. ADR (a)(b)	203,229	10,456,132
Duluth Holdings, Inc. (a)(b)	13,629	266,992
Etsy, Inc. (a)(b)	53,812	880,902
EVINE Live, Inc. (a)	37,983	37,793
Expedia, Inc.	62,995	9,345,938
FTD Companies, Inc. (a)	13,081	175,155
Gaia, Inc. Class A (a)	8,006	89,267
Groupon, Inc. (a)(b)	261,641	1,161,686
HSN, Inc.	24,487	898,673
JD.com, Inc. sponsored ADR (a)	418,448	17,537,156
Lands' End, Inc. (a)(b)	15,442	187,620
Liberty Expedia Holdings, Inc.	26,732	1,461,973
Liberty Interactive Corp. QVC Group (a)	141	3,102
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	38,743	2,385,019
Series A (a)(b)	193,881	4,288,648
Liberty TripAdvisor Holdings, Inc. (a)	35,087	468,411
MakeMyTrip Ltd. (a)(b)	27,370	933,317
Netflix, Inc. (a)	196,361	34,306,230
NutriSystem, Inc. (b)	13,702	744,019
Overstock.com, Inc. (a)(b)	12,677	278,260
PetMed Express, Inc. (b)	9,438	342,316
Priceline Group, Inc. (a)	22,382	41,453,255
Shutterfly, Inc. (a)(b)	15,058	686,344
TripAdvisor, Inc. (a)(b)	59,701	2,551,024
Trivago NV ADR (b)	13,791	213,761
U.S. Auto Parts Network, Inc. (a)	15,907	46,448
		345,876,225
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	25,804	421,121
Clarus Corp. (a)	14,880	107,880
Escalade, Inc.	6,771	81,591
Hasbro, Inc.	56,901	5,590,523
JAKKS Pacific, Inc. (a)(b)	11,010	37,985
Johnson Outdoors, Inc. Class A	3,990	254,562
Malibu Boats, Inc. Class A (a)	8,787	236,985
Mattel, Inc. (b)	155,090	2,515,560
MCBC Holdings, Inc. (a)	10,951	187,700
Summer Infant, Inc. (a)	1,750	3,570
		9,437,477
Media - 5.3%
AirMedia Group, Inc. ADR (a)(b)	20,876	50,937
AMC Networks, Inc. Class A (a)(b)	27,432	1,667,317
Beasley Broadcast Group, Inc. Class A	6,549	65,163
Central European Media Enterprises Ltd. Class A (a)(b)	64,971	269,630
Charter Communications, Inc. Class A (a)	121,913	48,587,207
Cinedigm Corp. (a)(b)	1,960	2,960
Comcast Corp. Class A	2,156,495	87,575,262
Cumulus Media, Inc. Class A (a)(b)	7,572	2,953
Daily Journal Corp. (a)(b)	886	185,971
Discovery Communications, Inc.:
Class A (a)(b)	71,743	1,593,412
Class B (a)(b)	615	15,437
Class C (non-vtg.) (a)(b)	102,191	2,147,033
DISH Network Corp. Class A (a)	103,652	5,938,223
Emmis Communications Corp. Class A (a)	7,203	19,088
Global Eagle Entertainment, Inc. (a)(b)	48,305	149,262
Hemisphere Media Group, Inc. (a)(b)	16,398	212,354
Insignia Systems, Inc.	738	775
Liberty Broadband Corp.:
Class A (a)(b)	12,517	1,269,599
Class C (a)	70,265	7,134,005
Liberty Global PLC:
Class A (a)(b)	109,400	3,719,600
Class B (a)	327	11,118
Class C (a)(b)	278,885	9,211,572
LiLAC Class A (a)(b)	20,845	542,178
LiLAC Class C (a)(b)	56,402	1,454,608
Liberty Media Corp.:
Class B (a)	5	218
Liberty Braves Class A (a)	5,015	122,416
Liberty Braves Class C (a)(b)	18,405	450,370
Liberty Formula One Group Series C (a)(b)	97,325	3,824,873
Liberty SiriusXM Series A (a)	57,632	2,576,150
Liberty SiriusXM Series C (a)	97,019	4,328,018
Loral Space & Communications Ltd. (a)	9,956	452,002
MDC Partners, Inc. Class A	25,894	264,119
National CineMedia, Inc.	29,533	159,774
News Corp.:
Class A	175,262	2,343,253
Class B	89,154	1,221,410
Nexstar Broadcasting Group, Inc. Class A (b)	21,749	1,309,290
Reading International, Inc. Class A (a)	14,207	223,902
Salem Communications Corp. Class A	10,029	60,675
Scholastic Corp.	15,677	618,144
Scripps Networks Interactive, Inc. Class A	44,215	3,787,015
Seven Stars Cloud Group, Inc. (a)(b)	29,569	42,875
Sinclair Broadcast Group, Inc. Class A (b)	35,304	1,067,946
Sirius XM Holdings, Inc. (b)	2,128,049	12,236,282
tronc, Inc. (a)	19,424	281,842
Twenty-First Century Fox, Inc.:
Class A	479,871	13,239,641
Class B	365,427	9,903,072
Urban One, Inc. Class D (non-vtg.) (a)	18,618	32,582
Viacom, Inc.:
Class A (b)	23,890	912,598
Class B (non-vtg.)	159,516	4,562,158
Videocon d2h Ltd. sponsored ADR (a)	19,046	175,985
VisionChina Media, Inc. ADR (a)(c)	1,079	2,449
WPP PLC ADR (b)	6,748	619,399
		236,644,122
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	106,892	8,512,879
Fred's, Inc. Class A (b)	17,232	102,013
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	28,747	1,203,062
Sears Holdings Corp. (a)(b)	53,757	441,345
The Bon-Ton Stores, Inc. (a)(b)	5,468	3,609
Tuesday Morning Corp. (a)(b)	14,954	33,647
		10,296,555
Specialty Retail - 1.0%
America's Car Mart, Inc. (a)(b)	3,745	143,808
Ascena Retail Group, Inc. (a)(b)	100,054	204,110
bebe stores, Inc. (a)(b)	5,582	30,813
Bed Bath & Beyond, Inc. (b)	66,133	1,824,609
Big 5 Sporting Goods Corp. (b)	10,410	79,637
Citi Trends, Inc.	7,084	128,433
Conn's, Inc. (a)(b)	13,906	241,269
DavidsTea, Inc. (a)(b)	13,680	73,188
Destination Maternity Corp. (a)	6,011	7,213
Destination XL Group, Inc. (a)(b)	28,678	53,054
Finish Line, Inc. Class A (b)	19,669	163,843
Five Below, Inc. (a)(b)	26,182	1,245,478
Francesca's Holdings Corp. (a)	20,316	147,494
Hibbett Sports, Inc. (a)(b)	12,456	153,209
Kirkland's, Inc. (a)	8,678	100,057
Michaels Companies, Inc. (a)(b)	88,043	1,976,565
Monro, Inc. (b)	15,072	718,934
O'Reilly Automotive, Inc. (a)(b)	41,374	8,114,683
Office Depot, Inc.	237,787	1,020,106
Perfumania Holdings, Inc. (a)	1,858	3,382
Rent-A-Center, Inc. (b)	24,995	302,440
Ross Stores, Inc.	178,341	10,424,031
Sears Hometown & Outlet Stores, Inc. (a)(b)	12,081	21,142
Select Comfort Corp. (a)(b)	19,360	571,701
Shagrir Group Vehicle Services Ltd.	902	5,222
Shoe Carnival, Inc.	7,474	150,227
Sportsman's Warehouse Holdings, Inc. (a)(b)	20,413	84,714
Staples, Inc.	298,869	3,052,947
Stein Mart, Inc. (b)	15,416	19,270
Tandy Leather Factory, Inc. (a)	5,773	47,627
The Children's Place Retail Stores, Inc. (b)	8,885	943,143
Tile Shop Holdings, Inc. (b)	23,385	351,944
Tractor Supply Co. (b)	58,205	3,463,780
Trans World Entertainment Corp. (a)	3,661	5,675
TravelCenters of America LLC (a)	16,708	55,972
Ulta Beauty, Inc.	28,388	6,274,032
Urban Outfitters, Inc. (a)(b)	56,852	1,162,055
West Marine, Inc.	13,095	169,842
Winmark Corp.	2,210	291,389
Zumiez, Inc. (a)(b)	11,357	141,395
		43,968,433
Textiles, Apparel & Luxury Goods - 0.2%
Charles & Colvard Ltd. (a)	4,097	3,646
Cherokee, Inc. (a)(b)	5,099	23,455
Columbia Sportswear Co.	32,256	1,847,946
Crocs, Inc. (a)	36,417	325,204
Crown Crafts, Inc.	8,885	59,085
Differential Brands Group, Inc. (a)	3,423	5,648
Fossil Group, Inc. (a)(b)	21,993	182,322
G-III Apparel Group Ltd. (a)(b)	22,986	632,115
Iconix Brand Group, Inc. (a)(b)	34,975	195,510
Kingold Jewelry, Inc. (a)(b)	26,949	46,622
Lakeland Industries, Inc. (a)	4,094	57,725
lululemon athletica, Inc. (a)	58,344	3,357,697
Perry Ellis International, Inc. (a)	7,581	165,493
Rocky Brands, Inc.	3,022	38,984
Sequential Brands Group, Inc. (a)(b)	29,466	89,871
Steven Madden Ltd. (a)	26,720	1,132,928
Superior Uniform Group, Inc.	8,722	192,058
Vera Bradley, Inc. (a)	18,019	162,892
		8,519,201

TOTAL CONSUMER DISCRETIONARY		814,468,819

CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	3,800	18,392
Coca-Cola Bottling Co. Consolidated (b)	3,557	759,740
Craft Brew Alliance, Inc. (a)(b)	9,106	158,444
MGP Ingredients, Inc. (b)	7,915	445,060
Monster Beverage Corp. (a)(b)	258,957	14,454,980
National Beverage Corp. (b)	21,537	2,502,815
New Age Beverages Corp.	14,671	62,058
Primo Water Corp. (a)	16,217	177,576
		18,579,065
Food & Staples Retailing - 1.8%
Andersons, Inc.	13,631	434,147
Casey's General Stores, Inc. (b)	18,329	1,932,243
Chefs' Warehouse Holdings (a)(b)	14,483	249,832
China Jo-Jo Drugstores, Inc. (a)	8,777	13,517
Costco Wholesale Corp. (b)	200,157	31,372,608
G Willi-Food International Ltd.	4,242	25,494
Ingles Markets, Inc. Class A	7,648	167,874
PriceSmart, Inc. (b)	14,613	1,187,306
SpartanNash Co.	18,179	447,931
Sprouts Farmers Market LLC (a)	69,262	1,381,084
United Natural Foods, Inc. (a)(b)	22,777	791,501
Village Super Market, Inc. Class A (b)	8,022	185,549
Walgreens Boots Alliance, Inc.	492,457	40,135,246
		78,324,332
Food Products - 2.0%
Alico, Inc. (b)	6,073	194,336
Blue Buffalo Pet Products, Inc. (a)(b)	90,438	2,329,683
Bridgford Foods Corp. (a)	457	5,443
Cal-Maine Foods, Inc. (a)(b)	20,279	739,170
Calavo Growers, Inc. (b)	8,127	545,728
Farmer Brothers Co. (a)	8,092	263,395
Freshpet, Inc. (a)(b)	16,233	257,293
Hostess Brands, Inc. Class A (a)(b)	46,604	621,697
Inventure Foods, Inc. (a)(b)	6,705	22,998
J&J Snack Foods Corp. (b)	8,709	1,110,310
John B. Sanfilippo & Son, Inc. (b)	4,208	261,148
Lancaster Colony Corp.	12,636	1,471,715
Landec Corp. (a)	15,078	196,014
Lifeway Foods, Inc. (a)(b)	8,620	74,994
Limoneira Co. (b)	8,821	197,590
Mondelez International, Inc.	691,903	28,132,776
Origin Agritech Ltd. (a)(b)	10,619	17,203
Pilgrim's Pride Corp. (a)(b)	114,805	3,381,007
Pingtan Marine Enterprise Ltd. (b)	37,129	132,179
S&W Seed Co. (a)(b)	8,920	29,436
Sanderson Farms, Inc. (b)	10,424	1,537,748
Seneca Foods Corp. Class A (a)	5,997	178,711
SkyPeople Fruit Juice, Inc. (a)(b)	213	343
Snyders-Lance, Inc. (b)	44,469	1,579,539
SunOpta, Inc. (a)(b)	40,279	346,399
The Hain Celestial Group, Inc. (a)(b)	47,510	1,910,852
The Kraft Heinz Co.	555,113	44,825,375
		90,363,082
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	24,373	830,876
WD-40 Co. (b)	6,602	719,288
		1,550,164
Personal Products - 0.0%
Inter Parfums, Inc.	14,573	574,905
LifeVantage Corp. (a)(b)	12,732	52,965
Mannatech, Inc.	1,439	21,657
Natural Alternatives International, Inc. (a)	3,874	42,614
Natural Health Trends Corp.	6,237	125,863
Nature's Sunshine Products, Inc.	9,832	103,728
Neptune Technologies & Bioressources, Inc. (a)(b)	39,978	33,615
Reliv International, Inc. (a)	131	1,009
The Female Health Co. (a)(b)	6,933	11,162
United-Guardian, Inc.	2,237	38,029
		1,005,547

TOTAL CONSUMER STAPLES		189,822,190

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	31,842	436,235
CSI Compressco LP	16,799	78,787
Dawson Geophysical Co. (a)	7,613	31,822
ENGlobal Corp. (a)	12,532	16,166
Geospace Technologies Corp. (a)(b)	5,591	84,368
Mammoth Energy Services, Inc. (b)	18,016	248,260
Matrix Service Co. (a)	12,700	150,495
Mitcham Industries, Inc. (a)	6,441	24,154
NCS Multistage Holdings, Inc. (b)	20,000	395,200
Ocean Rig UDW, Inc. (United States) (a)(b)	54,499	8,725
Patterson-UTI Energy, Inc.	96,690	1,544,139
PHI, Inc. (non-vtg.) (a)	6,839	75,161
Profire Energy, Inc. (a)	22,102	33,374
RigNet, Inc. (a)	9,040	144,640
SAExploration Holdings, Inc. (a)(b)	7,848	12,478
SAExploration Holdings, Inc.:
warrants 7/27/21 (d)	30	1
warrants 7/27/21 (d)	30	1
Smart Sand, Inc. (b)	18,093	108,015
Synthesis Energy Systems, Inc. (a)(b)	57,476	23,416
Tesco Corp. (a)	24,826	109,234
		3,524,671
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	86,340	146,778
Aemetis, Inc. (a)(b)	5,390	4,652
Alliance Holdings GP, LP	28,090	773,880
Alliance Resource Partners LP	57,842	1,093,214
Amplify Energy Corp. warrants 5/4/22	717	0
Amyris, Inc. (a)(b)	7,985	19,723
Approach Resources, Inc. (a)(b)	47,642	132,445
Blueknight Energy Partners LP	24,490	140,818
Calumet Specialty Products Partners LP (a)	38,959	311,672
Capital Product Partners LP	60,661	213,527
Carrizo Oil & Gas, Inc. (a)(b)	31,776	427,069
Centennial Resource Development, Inc. Class A (b)	113,536	1,963,037
Clean Energy Fuels Corp. (a)(b)	69,755	166,017
Diamondback Energy, Inc. (a)	44,701	4,058,404
Dorchester Minerals LP	14,797	213,817
Energy XXI Gulf Coast, Inc. (b)	15,404	160,972
EV Energy Partners LP (a)	19,111	8,218
Extraction Oil & Gas, Inc. (b)	82,516	1,084,260
Gevo, Inc. (a)(b)	2,306	1,499
Golar LNG Ltd. (b)	47,565	1,031,209
Golar LNG Partners LP	20,690	454,766
Green Plains Partners LP	7,983	152,874
Green Plains, Inc. (b)	18,786	348,480
Gulfport Energy Corp. (a)	87,362	1,094,646
Hallador Energy Co. (b)	17,199	99,754
Hongli Clean Energy Technologies Corp. (a)(b)(c)	448	2,074
Isramco, Inc. (a)(b)	1,333	150,096
Legacy Reserves LP (a)	37,976	46,710
Lonestar Resources U.S., Inc. (a)(b)	8,876	28,936
Marine Petroleum Trust	339	1,261
Martin Midstream Partners LP	18,746	321,494
Mid-Con Energy Partners LP (a)	14,219	16,210
Pacific Ethanol, Inc. (a)	18,137	90,685
PDC Energy, Inc. (a)(b)	29,949	1,177,894
Penn Virginia Corp. (b)	7,324	281,974
PrimeEnergy Corp. (a)	309	13,596
Ramaco Resources, Inc. (b)	18,905	146,892
Renewable Energy Group, Inc. (a)(b)	19,160	231,836
Rex Energy Corp. (a)(b)	4,959	11,356
StealthGas, Inc. (a)	17,223	55,458
Tellurian, Inc. (a)	95,289	880,470
Torchlight Energy Resources, Inc. (a)(b)	26,806	36,456
TransGlobe Energy Corp. (a)(b)	31,199	41,474
U.S. Energy Corp. (a)	529	402
Ultra Petroleum Corp. (b)	91,937	716,189
Vertex Energy, Inc. (a)(b)	16,128	12,902
Viper Energy Partners LP	45,844	774,764
Westmoreland Coal Co. (a)(b)	10,580	24,651
Westwater Resources, Inc. (a)(b)	11,627	15,813
Zion Oil & Gas, Inc. (a)(b)	18,712	62,498
		19,243,822

TOTAL ENERGY		22,768,493

FINANCIALS - 6.6%
Banks - 3.0%
1st Constitution Bancorp	4,489	77,211
1st Source Corp.	12,057	562,700
Access National Corp. (b)	9,903	254,309
ACNB Corp.	2,277	59,544
Allegiance Bancshares, Inc. (a)(b)	5,819	198,137
American National Bankshares, Inc.	4,967	181,296
American River Bankshares	3,241	42,814
Ameris Bancorp (b)	16,740	737,397
Ames National Corp. (b)	5,624	152,410
Anchor Bancorp (a)	1,380	34,569
Arrow Financial Corp.	8,354	269,834
Atlantic Capital Bancshares, Inc. (a)	12,229	219,511
BancFirst Corp.	14,348	723,139
Bancorp, Inc., Delaware (a)	24,909	195,536
Bank of Commerce Holdings (b)	7,378	77,838
Bank of Marin Bancorp	3,736	244,521
Bank of the Ozarks, Inc. (b)	58,061	2,494,301
Bankwell Financial Group, Inc.	3,662	124,142
Banner Corp.	12,231	674,173
BCB Bancorp, Inc.	6,086	86,421
Blue Hills Bancorp, Inc.	17,058	318,985
BOK Financial Corp. (b)	30,315	2,439,751
Boston Private Financial Holdings, Inc.	39,793	584,957
Bridge Bancorp, Inc.	11,170	345,153
Brookline Bancorp, Inc., Delaware	33,845	485,676
Bryn Mawr Bank Corp. (b)	6,944	284,357
C & F Financial Corp.	1,634	76,553
California First National Bancorp	4,034	65,149
Camden National Corp.	7,154	279,006
Capital Bank Financial Corp. Series A	14,842	558,059
Capital City Bank Group, Inc.	10,531	217,886
Capstar Financial Holdings, Inc. (b)	8,430	146,176
Carolina Financial Corp.	7,184	244,472
Cathay General Bancorp	36,020	1,270,425
Centerstate Banks of Florida, Inc.	24,584	601,570
Central Valley Community Bancorp	5,892	115,896
Century Bancorp, Inc. Class A (non-vtg.)	2,015	134,602
Chemical Financial Corp. (b)	32,614	1,481,002
Chemung Financial Corp.	3,113	125,734
Citizens & Northern Corp.	10,970	246,167
Citizens Holding Co.	1,310	30,589
City Holding Co. (b)	7,170	454,076
Civista Bancshares, Inc. (b)	5,014	101,333
CNB Financial Corp., Pennsylvania	7,710	186,274
CoBiz, Inc.	22,399	381,903
Codorus Valley Bancorp, Inc.	4,790	119,990
Colony Bankcorp, Inc.	3,020	40,166
Columbia Banking Systems, Inc. (b)	27,951	1,038,939
Commerce Bancshares, Inc. (b)	45,219	2,486,593
Commerce Union Bancshares, Inc. (b)	3,740	89,723
Community Bankers Trust Corp. (a)(b)	16,444	138,130
Community Trust Bancorp, Inc.	10,703	455,413
ConnectOne Bancorp, Inc.	14,617	333,268
County Bancorp, Inc.	2,710	81,246
CU Bancorp (a)	7,891	281,314
CVB Financial Corp. (b)	54,877	1,135,954
DNB Financial Corp.	2,276	74,084
Eagle Bancorp Montana, Inc.	2,037	35,749
Eagle Bancorp, Inc. (a)	17,253	1,073,137
East West Bancorp, Inc.	64,978	3,597,832
Enterprise Bancorp, Inc.	6,421	205,408
Enterprise Financial Services Corp.	10,128	386,890
Equity Bancshares, Inc. (a)	5,182	176,965
Farmers & Merchants Bancorp, Inc. (b)	2,562	171,552
Farmers Capital Bank Corp.	3,705	138,752
Farmers National Banc Corp.	15,930	218,241
Fidelity Southern Corp.	12,466	272,507
Fifth Third Bancorp (b)	344,824	9,010,251
Financial Institutions, Inc.	6,663	181,234
First Bancorp, North Carolina (b)	11,251	348,106
First Bancshares, Inc. (b)	6,230	175,686
First Bank Hamilton New Jersey	4,892	58,704
First Busey Corp.	19,098	550,977
First Business Finance Services, Inc.	6,394	136,256
First Citizen Bancshares, Inc. (b)	5,136	1,748,859
First Community Bancshares, Inc.	10,113	260,309
First Community Corp.	812	17,133
First Connecticut Bancorp, Inc.	7,295	180,551
First Financial Bancorp, Ohio	27,852	667,055
First Financial Bankshares, Inc. (b)	31,047	1,243,432
First Financial Corp., Indiana	7,111	308,617
First Financial Northwest, Inc.	5,694	91,104
First Foundation, Inc. (a)	16,334	276,861
First Guaranty Bancshares, Inc. (b)	6,761	177,071
First Hawaiian, Inc.	66,661	1,805,846
First Internet Bancorp	4,576	145,517
First Interstate Bancsystem, Inc.	11,107	390,966
First Merchants Corp.	18,138	712,279
First Mid-Illinois Bancshares, Inc.	7,708	267,313
First Midwest Bancorp, Inc., Delaware	54,132	1,141,103
First Northwest Bancorp (a)	10,353	164,199
First of Long Island Corp.	11,032	295,106
Flushing Financial Corp.	14,105	385,631
FNB Bancorp California (b)	4,582	137,231
Fulton Financial Corp.	79,938	1,394,918
German American Bancorp, Inc. (b)	11,374	370,110
Glacier Bancorp, Inc. (b)	37,061	1,230,796
Great Southern Bancorp, Inc.	7,979	397,354
Green Bancorp, Inc. (a)	17,312	347,106
Grupo Financiero Galicia SA sponsored ADR (b)	23,787	1,084,687
Guaranty Bancorp	12,855	331,659
Guaranty Bancshares, Inc. Texas	5,682	171,824
Hancock Holding Co.	38,441	1,689,482
Hanmi Financial Corp.	14,806	395,320
HarborOne Bancorp, Inc. (a)	17,068	293,399
Hawthorn Bancshares, Inc.	733	14,770
Heartland Financial U.S.A., Inc.	12,293	559,332
Heritage Commerce Corp.	19,265	258,151
Heritage Financial Corp., Washington	13,718	358,726
Home Bancshares, Inc. (b)	67,156	1,565,406
HomeTrust Bancshares, Inc. (a)	8,698	201,794
Hope Bancorp, Inc.	66,207	1,068,581
Horizon Bancorp Industries (b)	10,494	274,628
Howard Bancorp, Inc. (a)(b)	6,965	137,559
Huntington Bancshares, Inc.	499,641	6,290,480
IBERIABANK Corp.	22,521	1,725,109
Independent Bank Corp.	10,081	205,652
Independent Bank Corp., Massachusetts (b)	12,397	859,112
Independent Bank Group, Inc. (b)	12,974	722,003
International Bancshares Corp. (b)	31,946	1,148,459
Investar Holding Corp. (b)	6,123	134,706
Investors Bancorp, Inc.	139,853	1,830,676
Lakeland Bancorp, Inc.	21,077	389,925
Lakeland Financial Corp. (b)	11,167	485,318
Landmark Bancorp, Inc.	1,447	42,325
LCNB Corp.	7,965	146,954
LegacyTexas Financial Group, Inc. (b)	21,878	787,389
Live Oak Bancshares, Inc.	14,219	317,795
Macatawa Bank Corp.	29,049	277,999
MainSource Financial Group, Inc.	11,361	371,846
MB Financial, Inc. (b)	39,043	1,552,740
MBT Financial Corp. (b)	17,822	180,893
Mercantile Bank Corp.	7,756	235,705
Midland States Bancorp, Inc.	8,981	274,280
MidWestOne Financial Group, Inc.	5,683	186,857
MutualFirst Financial, Inc.	3,641	128,163
National Bankshares, Inc. (b)	3,435	135,339
National Commerce Corp. (a)	5,765	229,159
NBT Bancorp, Inc.	20,599	676,265
Nicolet Bankshares, Inc. (a)	5,764	315,003
Northeast Bancorp (b)	4,229	91,346
Northrim Bancorp, Inc.	5,226	155,996
Norwood Financial Corp. (b)	2,075	91,383
Oak Valley Bancorp Oakdale California	1,851	27,487
Old Line Bancshares, Inc.	7,945	218,488
Old National Bancorp, Indiana (b)	65,959	1,078,430
Old Point Financial Corp. (b)	2,751	84,566
Old Second Bancorp, Inc.	15,740	180,223
Opus Bank	17,578	393,747
Orrstown Financial Services, Inc.	6,448	157,654
Pacific Continental Corp.	10,158	241,253
Pacific Mercantile Bancorp (a)	11,962	101,677
Pacific Premier Bancorp, Inc. (a)	17,825	631,005
PacWest Bancorp	54,558	2,463,294
Park Sterling Corp.	27,635	314,210
Patriot National Bancorp, Inc.	1,723	28,774
PCSB Financial Corp. (b)	9,334	157,931
Peapack-Gladstone Financial Corp.	8,324	253,632
Penns Woods Bancorp, Inc.	2,428	104,185
People's Utah Bancorp	10,817	295,845
Peoples Bancorp of North Carolina (b)	2,554	77,591
Peoples Bancorp, Inc.	9,828	305,258
Peoples Financial Services Corp.	3,750	155,813
Peoples United Financial, Inc. (b)	133,623	2,231,504
Pinnacle Financial Partners, Inc. (b)	35,851	2,229,932
Popular, Inc.	46,015	1,836,459
Preferred Bank, Los Angeles	5,809	312,524
Premier Financial Bancorp, Inc.	5,570	105,273
QCR Holdings, Inc.	5,973	261,020
Randolph Bancorp, Inc. (a)	3,346	47,915
Renasant Corp.	17,893	712,678
Republic Bancorp, Inc., Kentucky Class A	10,014	356,298
Republic First Bancorp, Inc. (a)(b)	27,005	228,192
Royal Bancshares of Pennsylvania, Inc. Class A (a)	7,730	31,616
S&T Bancorp, Inc.	15,216	546,863
Salisbury Bancorp, Inc.	1,410	60,842
Sandy Spring Bancorp, Inc. (b)	10,412	401,591
SB Financial Group, Inc.	2,487	41,060
Seacoast Banking Corp., Florida (a)	17,478	399,722
Select Bancorp, Inc. New (a)	4,037	47,112
ServisFirst Bancshares, Inc. (b)	24,582	838,492
Shore Bancshares, Inc.	8,029	132,398
Sierra Bancorp	8,669	219,412
Signature Bank (a)	25,156	3,228,521
Simmons First National Corp. Class A (b)	14,497	756,743
SmartFinancial, Inc. (a)	5,662	130,736
Sound Financial Bancorp, Inc.	560	17,808
South State Corp. (b)	13,946	1,147,059
Southern First Bancshares, Inc. (a)	3,716	131,361
Southern National Bancorp of Virginia, Inc.	15,685	262,724
Southside Bancshares, Inc. (b)	14,042	458,752
Southwest Bancorp, Inc., Oklahoma	8,993	227,073
State Bank Financial Corp.	17,746	476,835
Stock Yards Bancorp, Inc.	11,371	395,711
Stonegate Bank	5,587	269,349
Summit Financial Group, Inc. (b)	8,817	193,004
Summit State Bank	1,203	14,857
Sun Bancorp, Inc.	9,248	215,941
Sussex Bancorp (b)	2,339	55,668
SVB Financial Group (a)	23,773	4,025,720
Texas Capital Bancshares, Inc. (a)	22,572	1,675,971
The First Bancorp, Inc.	5,070	131,972
TowneBank	27,441	842,439
Trico Bancshares	10,875	386,933
TriState Capital Holdings, Inc. (a)	12,981	271,303
Triumph Bancorp, Inc. (a)	8,376	236,203
Trustmark Corp. (b)	32,118	951,335
UMB Financial Corp. (b)	23,605	1,584,368
Umpqua Holdings Corp.	98,073	1,716,278
Union Bankshares Corp. (b)	20,139	630,955
Union Bankshares, Inc. (b)	2,141	92,384
United Bankshares, Inc., West Virginia (b)	48,047	1,611,977
United Community Bank, Inc.	32,972	860,899
United Security Bancshares, Inc.	3,330	37,629
Unity Bancorp, Inc.	5,218	90,532
Univest Corp. of Pennsylvania (b)	12,949	377,463
Veritex Holdings, Inc. (a)	6,811	179,879
Washington Trust Bancorp, Inc.	8,281	424,401
WashingtonFirst Bankshares, Inc.	6,131	207,657
Wellesley Bancorp, Inc.	1,635	41,039
WesBanco, Inc.	20,183	766,550
West Bancorp., Inc.	12,600	276,570
Westamerica Bancorp. (b)	12,396	639,014
Wintrust Financial Corp.	24,980	1,818,794
Xenith Bankshares, Inc. (a)	10,745	307,844
Zions Bancorporation (b)	90,148	3,935,862
		134,565,362
Capital Markets - 1.9%
American Capital Senior Floating Ltd.	5,985	68,229
B. Riley Financial, Inc. (b)	14,066	230,682
BGC Partners, Inc. Class A	113,192	1,470,364
Brighthouse Financial, Inc. (b)	53,000	3,024,710
Capital Southwest Corp.	11,586	192,907
Capitala Finance Corp.	11,892	103,817
Carlyle Group LP	40,204	834,233
CBOE Holdings, Inc.	37,175	3,750,586
CM Finance, Inc.	10,178	100,762
CME Group, Inc.	156,918	19,740,284
Cowen Group, Inc. Class A (a)(b)	12,712	206,570
Diamond Hill Investment Group, Inc.	1,604	314,913
E*TRADE Financial Corp. (a)	126,721	5,196,828
Easterly Acquisition Corp. (a)	400	4,020
Electrum Special Acquisition Corp. (a)(b)	4,849	49,314
Fifth Street Asset Management, Inc. Class A (b)	5,875	24,088
Financial Engines, Inc. (b)	29,667	980,494
Global Brokerage, Inc. Class A (a)(b)	3,796	4,745
Hamilton Lane, Inc. Class A	7,363	172,589
Harvest Capital Credit Corp. (b)	3,546	46,559
Hennessy Advisors, Inc.	3,812	56,341
Horizon Technology Finance Corp.	5,112	53,011
iFresh, Inc. (b)	6,078	75,489
Interactive Brokers Group, Inc. (b)	33,365	1,398,994
INTL FCStone, Inc. (a)	8,572	304,220
LPL Financial	41,335	1,936,131
MarketAxess Holdings, Inc. (b)	17,334	3,344,595
Morningstar, Inc.	20,537	1,698,410
Newtek Business Services Corp. (b)	11,111	191,331
Northern Trust Corp.	106,153	9,394,541
Paragon Commercial Corp. (a)	3,429	177,794
SEI Investments Co.	72,517	4,239,344
Siebert Financial Corp.	1,559	6,065
Silvercrest Asset Management Group Class A	5,385	65,966
T. Rowe Price Group, Inc.	111,439	9,400,994
TD Ameritrade Holding Corp.	243,769	10,560,073
The NASDAQ OMX Group, Inc.	76,428	5,761,143
TheStreet.com, Inc. (a)	8,907	7,571
U.S. Global Investments, Inc. Class A	870	1,157
Value Line, Inc.	1,597	25,504
Virtu Financial, Inc. Class A (b)	21,544	386,715
Virtus Investment Partners, Inc. (b)	3,303	350,118
Wins Finance Holdings, Inc. (a)(b)(c)	9,151	1,827,455
WisdomTree Investments, Inc. (b)	63,403	581,406
Yintech Investment Holdings Ltd. sponsored ADR (b)	5,350	53,179
		88,414,241
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,291	5,613
Consumer Portfolio Services, Inc. (a)	11,810	46,413
Credit Acceptance Corp. (a)(b)	9,000	2,450,700
Encore Capital Group, Inc. (a)(b)	11,714	472,660
EZCORP, Inc. (non-vtg.) Class A (a)	23,324	211,082
Navient Corp.	136,561	1,802,605
Nicholas Financial, Inc. (a)	4,973	42,818
PRA Group, Inc. (a)(b)	21,422	619,096
SLM Corp. (a)	201,349	2,047,719
World Acceptance Corp. (a)(b)	4,117	308,034
		8,006,740
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	62,030
Ability, Inc. (a)(b)	4,624	3,792
Boulevard Acquisition Corp. II (a)	17,815	178,328
CF Corp. Class A (a)	32,112	354,516
China Commercial Credit, Inc. (a)(b)	11,141	29,412
GDS Holdings Ltd. ADR (b)	9,856	92,154
GTY Technology Holdings, Inc. Class A	856	8,551
Landcadia Holdings, Inc. (a)	6,165	61,835
Marlin Business Services Corp.	7,467	194,889
NewStar Financial, Inc.	25,078	268,836
Quantenna Communications, Inc. (b)	16,405	304,805
Ra Pharmaceuticals, Inc. (b)	10,044	150,760
Silver Run Acquisition Corp. II Class A	51,475	524,530
Tiptree, Inc.	15,939	102,010
Varex Imaging Corp. (b)	17,722	541,053
		2,877,501
Insurance - 0.9%
1347 Property Insurance Holdings, Inc. (a)	2,663	19,973
AMBAC Financial Group, Inc. (a)	21,434	389,884
American National Insurance Co.	13,256	1,533,852
Amerisafe, Inc. (b)	8,938	480,864
AmTrust Financial Services, Inc. (b)	80,710	1,000,804
Arch Capital Group Ltd. (a)	56,255	5,475,862
Argo Group International Holdings, Ltd.	11,627	699,945
Atlas Financial Holdings, Inc. (a)	5,400	90,990
Baldwin & Lyons, Inc. Class B	10,090	220,971
Cincinnati Financial Corp. (b)	76,197	5,854,977
CNinsure, Inc. ADR	19,517	173,701
Conifer Holdings, Inc. (a)	3,170	20,447
Donegal Group, Inc. Class A	17,034	261,131
eHealth, Inc. (a)	8,272	200,844
EMC Insurance Group	11,623	324,049
Enstar Group Ltd. (a)(b)	7,699	1,597,927
Erie Indemnity Co. Class A	21,926	2,648,442
Federated National Holding Co.	9,090	141,259
Global Indemnity Ltd.	7,365	297,693
Greenlight Capital Re, Ltd. (a)(b)	14,412	320,667
Hallmark Financial Services, Inc. (a)	9,995	102,449
Health Insurance Innovations, Inc. (a)	5,343	179,792
Infinity Property & Casualty Corp.	5,071	448,530
Investors Title Co.	888	156,173
James River Group Holdings Ltd.	13,807	550,623
Kingstone Companies, Inc.	5,340	80,367
Kinsale Capital Group, Inc. (b)	10,091	381,944
Maiden Holdings Ltd. (b)	40,022	290,160
National General Holdings Corp. (b)	52,058	893,836
National Western Life Group, Inc. (b)	1,585	530,040
Navigators Group, Inc.	12,137	677,245
NI Holdings, Inc. (b)	11,932	196,997
Oxbridge Re Holdings Ltd.	1,344	7,728
Safety Insurance Group, Inc.	5,482	391,415
Selective Insurance Group, Inc.	27,122	1,366,949
State Auto Financial Corp.	19,542	483,469
State National Companies, Inc.	20,235	420,281
Trupanion, Inc. (a)(b)	14,015	306,648
Unico American Corp. (a)	761	7,800
United Fire Group, Inc.	11,808	496,644
United Insurance Holdings Corp. (b)	20,618	324,527
Willis Group Holdings PLC	62,365	9,259,332
WMI Holdings Corp. (a)(b)	102,943	128,679
		39,435,910
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	160,821	3,464,084
American Capital Mortgage Investment Corp.	22,010	422,592
CIM Commercial Trust Corp.	33,462	523,680
Manhattan Bridge Capital, Inc. (b)	5,249	29,394
New York Mortgage Trust, Inc. (b)	51,214	320,600
		4,760,350
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	7,237	373,791
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	39,141	240,717
ASB Bancorp, Inc. (a)	1,802	79,919
Bank Mutual Corp.	22,342	204,429
BankFinancial Corp.	14,710	235,948
Bear State Financial, Inc.	23,034	236,790
Beneficial Bancorp, Inc.	36,229	541,624
BofI Holding, Inc. (a)(b)	29,863	791,668
BSB Bancorp, Inc. (a)	6,930	197,505
Capitol Federal Financial, Inc. (b)	53,353	732,003
Carver Bancorp, Inc. (a)	695	1,786
Charter Financial Corp.	10,050	163,413
Citizens Community Bancorp, Inc.	3,814	51,870
Clifton Bancorp, Inc.	17,718	279,059
Dime Community Bancshares, Inc.	18,046	341,972
Entegra Financial Corp. (a)(b)	4,492	104,214
First Capital, Inc.	704	22,598
First Defiance Financial Corp.	5,371	262,964
Greene County Bancorp, Inc. (b)	1,030	24,051
Hingham Institution for Savings	1,454	267,551
HMN Financial, Inc. (a)	449	7,970
Home Bancorp, Inc.	4,663	188,292
HomeStreet, Inc. (a)	13,029	328,982
HopFed Bancorp, Inc.	3,975	55,650
Kearny Financial Corp.	39,429	557,920
Lendingtree, Inc. (a)(b)	5,502	1,270,687
Meridian Bancorp, Inc. Maryland	26,822	472,067
Meta Financial Group, Inc.	4,270	300,181
MMA Capital Management, LLC (a)	3,757	91,483
NMI Holdings, Inc. (a)	28,030	304,126
Northfield Bancorp, Inc. (b)	27,179	437,854
Northwest Bancshares, Inc. (b)	40,949	631,843
OceanFirst Financial Corp.	14,474	361,271
Oritani Financial Corp. (b)	20,530	329,507
PB Bancorp, Inc.	4,855	49,764
Provident Bancorp, Inc. (a)	7,196	146,798
Provident Financial Holdings, Inc.	7,059	133,697
Prudential Bancorp, Inc. (b)	4,228	78,007
Riverview Bancorp, Inc. (b)	11,994	96,312
Severn Bancorp, Inc. (a)	318	2,178
SI Financial Group, Inc.	11,314	165,184
Southern Missouri Bancorp, Inc.	5,303	172,135
Territorial Bancorp, Inc.	8,552	258,527
TFS Financial Corp.	141,234	2,172,179
Timberland Bancorp, Inc. (b)	4,312	119,486
Trustco Bank Corp., New York	48,207	380,835
United Community Financial Corp.	22,473	204,280
United Financial Bancorp, Inc. New	24,301	420,893
Washington Federal, Inc.	41,375	1,292,969
Waterstone Financial, Inc.	15,946	281,447
Westfield Financial, Inc.	14,410	143,380
WSFS Financial Corp.	14,463	646,496
		16,882,481

TOTAL FINANCIALS		295,316,376

HEALTH CARE - 13.1%
Biotechnology - 8.5%
Abeona Therapeutics, Inc. (a)	17,245	226,772
AC Immune SA (b)	25,953	203,472
ACADIA Pharmaceuticals, Inc. (a)(b)	56,518	2,012,606
Acceleron Pharma, Inc. (a)(b)	18,454	715,277
Achaogen, Inc. (a)(b)	19,654	368,316
Achillion Pharmaceuticals, Inc. (a)(b)	65,016	332,232
Acorda Therapeutics, Inc. (a)(b)	21,477	446,722
Adamas Pharmaceuticals, Inc. (a)(b)	12,906	270,252
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	28,605	200,235
ADMA Biologics, Inc. (a)(b)	4,173	14,397
Aduro Biotech, Inc. (a)(b)	32,110	390,137
Advanced Accelerator Applications SA sponsored ADR (a)(b)	19,556	957,657
Advaxis, Inc. (a)(b)	20,923	142,486
Adverum Biotechnologies, Inc. (a)	17,955	49,376
Aeglea BioTherapeutics, Inc. (a)	6,942	28,532
AEterna Zentaris, Inc. (a)(b)	7,447	14,522
Aevi Genomic Medicine, Inc. (a)(b)	16,242	20,627
Affimed NV (a)(b)	18,764	37,293
Agenus, Inc. (a)(b)	39,702	146,500
Agios Pharmaceuticals, Inc. (a)(b)	22,943	1,451,374
Aimmune Therapeutics, Inc. (a)(b)	23,770	511,055
Akebia Therapeutics, Inc. (a)	22,229	372,113
Albireo Pharma, Inc. (a)(b)	5,390	133,349
Alder Biopharmaceuticals, Inc. (a)	23,650	231,770
Aldeyra Therapeutics, Inc. (a)(b)	9,297	38,583
Alexion Pharmaceuticals, Inc. (a)	102,400	14,582,784
Alkermes PLC (a)(b)	70,869	3,598,728
Alnylam Pharmaceuticals, Inc. (a)(b)	42,152	3,613,691
Alpine Immune Sciences, Inc. (a)	1,463	12,801
AMAG Pharmaceuticals, Inc. (a)(b)	16,901	282,247
Amarin Corp. PLC ADR (a)(b)	126,310	428,191
Amgen, Inc.	335,126	59,575,349
Amicus Therapeutics, Inc. (a)(b)	67,437	940,072
AnaptysBio, Inc.	9,289	259,813
Anavex Life Sciences Corp. (a)(b)	22,119	98,208
Anthera Pharmaceuticals, Inc. (a)(b)	2,014	3,222
Applied Genetic Technologies Corp. (a)	5,947	27,356
Aptevo Therapeutics, Inc. (a)	14,411	19,167
AquaBounty Technologies, Inc. (a)(b)	4,246	30,656
Aquinox Pharmaceuticals, Inc. (a)(b)	11,782	172,135
Arbutus Biopharma Corp. (a)(b)	27,115	113,883
Ardelyx, Inc. (a)	21,875	112,656
Arena Pharmaceuticals, Inc. (a)	16,335	378,645
Argos Therapeutics, Inc. (a)(b)	14,047	2,800
ArQule, Inc. (a)	26,211	28,570
Array BioPharma, Inc. (a)(b)	80,467	778,921
Arrowhead Pharmaceuticals, Inc. (a)(b)	37,672	105,482
Ascendis Pharma A/S sponsored ADR (a)	13,975	390,741
Atara Biotherapeutics, Inc. (a)(b)	14,953	235,510
Athersys, Inc. (a)(b)	57,904	101,332
aTyr Pharma, Inc. (a)	8,217	25,062
Audentes Therapeutics, Inc. (a)	13,459	282,504
Aurinia Pharmaceuticals, Inc. (a)(b)	24,941	161,867
AVEO Pharmaceuticals, Inc. (a)(b)	62,233	211,592
Aviragen Therapeutics, Inc. (a)(b)	7,051	4,428
BeiGene Ltd. ADR (a)(b)	9,490	654,051
Bellicum Pharmaceuticals, Inc. (a)(b)	14,882	161,172
BioCryst Pharmaceuticals, Inc. (a)(b)	39,624	202,082
Biogen, Inc. (a)	96,754	30,628,446
BioLine RX Ltd. sponsored ADR (a)(b)	25,413	26,430
BioMarin Pharmaceutical, Inc. (a)	79,880	7,204,377
Biospecifics Technologies Corp. (a)	4,487	211,562
Biostage, Inc. (a)	528	165
Bioverativ, Inc.	49,862	2,826,677
bluebird bio, Inc. (a)(b)	18,957	2,366,781
Blueprint Medicines Corp. (a)(b)	18,110	981,924
BrainStorm Cell Therpeutic, Inc. (a)(b)	9,690	41,279
Calithera Biosciences, Inc. (a)	16,354	268,206
Cancer Genetics, Inc. (a)(b)	9,356	31,810
Capricor Therapeutics, Inc. (a)	12,301	12,547
Cara Therapeutics, Inc. (a)(b)	12,675	181,633
CareDx, Inc. (a)(b)	5,786	16,548
Cascadian Therapeutics, Inc. (a)(b)	20,438	73,986
CASI Pharmaceuticals, Inc. (a)	514	494
Catabasis Pharmaceuticals, Inc. (a)(b)	5,874	8,047
Catalyst Biosciences, Inc. (a)	75	251
Catalyst Pharmaceutical Partners, Inc. (a)(b)	48,487	133,339
Celgene Corp. (a)	356,132	49,477,419
Celldex Therapeutics, Inc. (a)(b)	58,440	143,762
Cellectis SA sponsored ADR (a)(b)	4,666	134,194
Cellular Biomedicine Group, Inc. (a)(b)	5,056	49,802
Celsion Corp. (a)	776	1,040
ChemoCentryx, Inc. (a)(b)	23,177	160,848
Chiasma, Inc. (a)(b)	6,835	15,037
Chimerix, Inc. (a)	21,248	101,140
China Biologic Products Holdings, Inc.	12,709	1,239,128
Cidara Therapeutics, Inc. (a)(b)	6,456	44,546
Cleveland Biolabs, Inc. (a)(b)	4,912	13,262
Clovis Oncology, Inc. (a)	20,697	1,574,421
Coherus BioSciences, Inc. (a)(b)	24,392	352,464
Conatus Pharmaceuticals, Inc. (a)(b)	13,278	76,216
Concert Pharmaceuticals, Inc. (a)	10,741	163,478
ContraFect Corp. (a)	12,357	12,975
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	23,447	181,714
Corvus Pharmaceuticals, Inc. (a)(b)	13,518	218,586
CRISPR Therapeutics AG (b)	18,386	376,545
CTI BioPharma Corp. (a)(b)	24,613	79,992
Curis, Inc. (a)	75,365	153,745
Cyclacel Pharmaceuticals, Inc. (b)	2,985	5,015
Cytokinetics, Inc. (a)	23,162	343,956
CytomX Therapeutics, Inc. (a)	17,443	301,415
Cytori Therapeutics, Inc. (a)(b)	4,734	1,704
CytRx Corp. (a)(b)	62,301	33,082
DBV Technologies SA sponsored ADR (a)(b)	11,936	527,094
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	5,760
Dicerna Pharmaceuticals, Inc. (a)	14,994	52,329
Dimension Therapeutics, Inc. (a)(b)	8,907	30,284
Dyax Corp. rights 12/31/19 (a)(c)	43,075	142,148
Dynavax Technologies Corp. (a)(b)	19,428	348,733
Eagle Pharmaceuticals, Inc. (a)(b)	7,045	384,375
Edge Therapeutics, Inc. (a)(b)	14,054	148,270
Editas Medicine, Inc. (a)(b)	18,787	396,594
Eiger Biopharmaceuticals, Inc. (a)(b)	4,713	43,595
Eleven Biotherapeutics, Inc. (a)(b)	16,656	17,988
Enanta Pharmaceuticals, Inc. (a)	8,653	370,868
Enzymotec Ltd. (a)(b)	10,987	126,351
Epizyme, Inc. (a)(b)	30,209	524,126
Esperion Therapeutics, Inc. (a)(b)	10,668	527,213
Exact Sciences Corp. (a)(b)	45,110	1,889,658
Exelixis, Inc. (a)	135,043	3,948,657
Fate Therapeutics, Inc. (a)	16,845	63,674
Fibrocell Science, Inc. (a)(b)	3,914	10,490
FibroGen, Inc. (a)(b)	33,624	1,620,677
Five Prime Therapeutics, Inc. (a)	14,379	487,736
Flexion Therapeutics, Inc. (a)(b)	15,521	398,890
Fortress Biotech, Inc. (a)(b)	23,750	112,813
Forward Pharma A/S sponsored ADR (a)(b)	5,336	146,687
Foundation Medicine, Inc. (a)(b)	16,808	677,362
Galapagos Genomics NV sponsored ADR (a)	4,602	425,639
Galectin Therapeutics, Inc. (a)(b)	16,710	28,741
Galena Biopharma, Inc. (a)(b)	2,534	912
Galmed Pharmaceuticals Ltd. (a)(b)	6,865	55,607
Genocea Biosciences, Inc. (a)(b)	15,674	76,332
Genomic Health, Inc. (a)	16,244	514,935
GenVec, Inc. rights (c)	385	0
Geron Corp. (a)(b)	71,402	154,942
Gilead Sciences, Inc.	595,439	49,844,199
Global Blood Therapeutics, Inc. (a)(b)	20,635	627,304
GlycoMimetics, Inc. (a)	16,132	196,810
Grifols SA ADR	69,116	1,427,245
GTx, Inc. (a)(b)	7,242	47,725
Halozyme Therapeutics, Inc. (a)(b)	66,420	864,124
Heron Therapeutics, Inc. (a)(b)	17,185	283,553
Histogenics Corp. (a)	3,605	6,633
Idera Pharmaceuticals, Inc. (a)(b)	66,555	131,779
Ignyta, Inc. (a)(b)	27,658	318,067
Immune Design Corp. (a)(b)	12,481	135,419
ImmunoGen, Inc. (a)(b)	40,543	338,939
Immunomedics, Inc. (a)(b)	51,634	652,654
Incyte Corp. (a)	93,424	12,837,392
Infinity Pharmaceuticals, Inc. (a)	24,223	23,060
Inotek Pharmaceuticals Corp. (a)(b)	10,414	10,622
Inovio Pharmaceuticals, Inc. (a)(b)	34,108	202,602
Insmed, Inc. (a)	29,940	371,855
Insys Therapeutics, Inc. (a)(b)	33,432	305,568
Intellia Therapeutics, Inc. (a)(b)	16,634	349,813
Intercept Pharmaceuticals, Inc. (a)(b)	11,833	1,379,846
Ionis Pharmaceuticals, Inc. (a)(b)	57,197	3,066,903
Iovance Biotherapeutics, Inc. (a)	34,099	196,069
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	64,028	1,021,247
Jounce Therapeutics, Inc. (b)	18,402	312,650
Juno Therapeutics, Inc. (a)(b)	50,495	2,083,929
Kalvista Pharmaceuticals, Inc. (a)(b)	4,913	32,475
Kamada (a)(b)	19,905	90,070
Karyopharm Therapeutics, Inc. (a)	24,434	249,715
Keryx Biopharmaceuticals, Inc. (a)(b)	48,559	350,110
Kindred Biosciences, Inc. (a)(b)	10,358	78,721
Kite Pharma, Inc. (a)(b)	26,115	4,648,209
Kura Oncology, Inc. (a)(b)	11,058	79,618
La Jolla Pharmaceutical Co. (a)(b)	9,021	308,067
Leap Therapeutics, Inc. (b)	4,221	24,524
Lexicon Pharmaceuticals, Inc. (a)(b)	49,400	747,916
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	9,734	1,254,421
General CVR (a)	1,518	15
Glucagon CVR (a)	1,518	144
rights (a)	1,518	7
TR Beta CVR (a)(c)	1,518	15
Loxo Oncology, Inc. (a)(b)	13,653	1,138,660
Macrogenics, Inc. (a)(b)	16,777	317,253
Madrigal Pharmaceuticals, Inc. (a)(b)	5,723	97,749
MannKind Corp. (a)(b)	45,814	94,835
MediciNova, Inc. (a)(b)	17,257	93,533
MEI Pharma, Inc. (a)(b)	19,671	51,931
Merrimack Pharmaceuticals, Inc. (b)	57,062	77,604
Mesoblast Ltd. sponsored ADR (a)(b)	2,255	13,327
MiMedx Group, Inc. (a)(b)	51,434	836,831
Minerva Neurosciences, Inc. (a)(b)	24,820	150,161
Miragen Therapeutics, Inc. (a)(b)	9,677	87,093
Mirati Therapeutics, Inc. (a)(b)	10,952	59,141
Molecular Templates, Inc. (a)(b)	1,866	10,748
Momenta Pharmaceuticals, Inc. (a)	35,316	595,075
Myriad Genetics, Inc. (a)(b)	31,446	958,789
NantKwest, Inc. (a)(b)	39,205	244,247
Natera, Inc. (a)(b)	25,684	317,197
Neothetics, Inc. (a)	4,838	1,665
Neuralstem, Inc. (a)(b)	7,185	8,550
Neurocrine Biosciences, Inc. (a)(b)	40,852	2,312,223
NewLink Genetics Corp. (a)(b)	13,869	112,616
Novavax, Inc. (a)(b)	125,934	132,231
Novelion Therapeutics, Inc.:
warrants (c)	35,660	0
warrants (c)	35,660	0
Nymox Pharmaceutical Corp. (a)(b)	26,172	97,622
Ohr Pharmaceutical, Inc. (a)	12,628	9,663
OncoGenex Pharmaceuticals, Inc. (a)(b)	4,381	15,377
OncoGenex Pharmaceuticals, Inc. rights (b)(c)	48,200	0
OncoMed Pharmaceuticals, Inc. (a)(b)	17,228	85,623
Onconova Therapeutics, Inc. (a)	282	457
OncoSec Medical, Inc. (a)(b)	4,800	4,416
Ophthotech Corp. (a)	12,779	39,615
Opko Health, Inc. (a)(b)	260,617	1,667,949
Organovo Holdings, Inc. (a)(b)	59,734	124,247
Otonomy, Inc. (a)	13,846	49,846
OvaScience, Inc. (a)(b)	12,030	16,842
Ovid Therapeutics, Inc. (b)	13,166	124,024
PDL BioPharma, Inc. (a)(b)	72,841	227,264
Peregrine Pharmaceuticals, Inc. (a)	21,157	65,587
Pieris Pharmaceuticals, Inc. (a)(b)	22,483	123,881
Pluristem Therapeutics, Inc. (a)(b)	41,630	49,956
Portola Pharmaceuticals, Inc. (a)(b)	26,289	1,668,037
Prana Biotechnology Ltd. ADR (a)	548	1,463
Progenics Pharmaceuticals, Inc. (a)(b)	34,412	231,593
ProQR Therapeutics BV (a)	12,211	67,771
Protagonist Therapeutics, Inc. (b)	9,864	161,079
Proteon Therapeutics, Inc. (a)(b)	4,823	6,270
Proteostasis Therapeutics, Inc. (a)(b)	9,556	20,737
Prothena Corp. PLC (a)(b)	17,566	1,079,255
PTC Therapeutics, Inc. (a)(b)	19,883	412,572
Puma Biotechnology, Inc. (a)(b)	15,028	1,390,090
Radius Health, Inc. (a)(b)	20,420	768,405
Recro Pharma, Inc. (a)(b)	10,456	78,734
Regeneron Pharmaceuticals, Inc. (a)	47,606	23,655,421
REGENXBIO, Inc. (a)(b)	15,148	344,617
Regulus Therapeutics, Inc. (a)(b)	29,282	29,282
Repligen Corp. (a)(b)	15,629	682,518
Retrophin, Inc. (a)(b)	20,050	489,220
Rigel Pharmaceuticals, Inc. (a)	59,089	150,677
Sage Therapeutics, Inc. (a)(b)	17,296	1,422,596
Sangamo Therapeutics, Inc. (a)	38,666	516,191
Sarepta Therapeutics, Inc. (a)(b)	26,096	1,051,408
Seattle Genetics, Inc. (a)(b)	65,980	3,465,929
Selecta Biosciences, Inc. (a)(b)	9,175	163,774
Seres Therapeutics, Inc. (a)(b)	18,272	256,356
Shire PLC sponsored ADR (b)	35,909	5,364,446
Sierra Oncology, Inc. (a)	35,365	55,877
Sinovac Biotech Ltd. (a)	27,717	190,416
Sophiris Bio, Inc. (a)(b)	19,042	41,321
Spark Therapeutics, Inc. (a)(b)	14,729	1,212,639
Spectrum Pharmaceuticals, Inc. (a)	38,582	376,560
Stemline Therapeutics, Inc. (a)(b)	11,610	105,071
Strongbridge Biopharma PLC (a)(b)	20,758	139,079
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	21,355
Sunesis Pharmaceuticals, Inc. (a)(b)	9,067	19,766
Syndax Pharmaceuticals, Inc. (a)(b)	11,481	133,180
Synergy Pharmaceuticals, Inc. (a)(b)	105,603	314,697
Syros Pharmaceuticals, Inc. (a)(b)	12,369	242,061
T2 Biosystems, Inc. (a)(b)	11,585	48,541
Tapimmune, Inc. (a)(b)	4,601	14,953
Tenax Therapeutics, Inc. (a)(b)	12,195	4,151
TESARO, Inc. (a)(b)	24,926	3,218,944
TG Therapeutics, Inc. (a)(b)	24,653	313,093
TiGenix NV ADR (b)	505	11,368
Tobira Therapeutics, Inc. rights (b)(c)	6,103	42,233
Tocagen, Inc. (b)	11,815	164,347
TONIX Pharmaceuticals Holding (a)(b)	1,259	4,746
TRACON Pharmaceuticals, Inc. (a)(b)	7,442	18,605
Trevena, Inc. (a)(b)	29,924	71,818
Trillium Therapeutics, Inc. (a)(b)	4,186	19,778
Trovagene, Inc. (a)(b)	10,513	6,939
Ultragenyx Pharmaceutical, Inc. (a)(b)	19,667	1,122,199
uniQure B.V. (a)(b)	12,330	99,380
United Therapeutics Corp. (a)	20,717	2,709,784
Vanda Pharmaceuticals, Inc. (a)	22,639	389,391
VBI Vaccines, Inc. (a)(b)	17,425	62,382
VBL Therapeutics (a)(b)	11,422	60,537
Veracyte, Inc. (a)	15,444	126,486
Verastem, Inc. (a)(b)	17,407	67,887
Vericel Corp. (a)(b)	18,264	78,535
Versartis, Inc. (a)	16,767	318,573
Vertex Pharmaceuticals, Inc. (a)	113,499	18,221,129
Vical, Inc. (a)	1,345	3,174
Vital Therapies, Inc. (a)(b)	20,599	61,797
Voyager Therapeutics, Inc. (a)	12,845	123,826
vTv Therapeutics, Inc. Class A (a)	3,233	17,555
Xbiotech, Inc. (a)(b)	15,181	77,727
Xencor, Inc. (a)(b)	21,652	468,116
Xenon Pharmaceuticals, Inc. (a)	7,695	24,239
XOMA Corp. (a)(b)	4,636	51,413
Zafgen, Inc. (a)(b)	16,008	57,789
ZIOPHARM Oncology, Inc. (a)(b)	61,080	390,301
		381,556,902
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	10,611	490,440
Abiomed, Inc. (a)(b)	20,310	3,062,748
Accuray, Inc. (a)(b)	36,599	151,886
Aethlon Medical, Inc. (a)(b)	3,425	4,692
Align Technology, Inc. (a)	37,130	6,562,356
Alliqua Biomedical, Inc. (a)(b)	8,560	2,827
Alphatec Holdings, Inc. (a)(b)	2,443	4,935
Analogic Corp.	5,719	409,194
Angiodynamics, Inc. (a)	17,124	291,622
Anika Therapeutics, Inc. (a)(b)	7,319	393,030
Antares Pharma, Inc. (a)(b)	78,736	236,995
Atossa Genetics, Inc. (a)	289	124
Atricure, Inc. (a)	15,072	338,065
Atrion Corp.	875	544,381
Avinger, Inc. (a)(b)	8,085	2,426
AxoGen, Inc. (a)(b)	15,846	278,890
Bellerophon Therapeutics, Inc. (a)(b)	18,047	19,852
BioLase Technology, Inc. (a)(b)	32,685	16,643
Cardiovascular Systems, Inc. (a)	15,368	451,358
Cerus Corp. (a)(b)	45,986	108,067
Cesca Therapeutics, Inc. (a)	5,298	18,013
Chembio Diagnostics, Inc. (a)(b)	7,945	48,465
Chf Solutions, Inc. (a)	487	331
Cogentix Medical, Inc. (a)	21,892	50,352
ConforMis, Inc. (a)(b)	21,066	77,944
CONMED Corp.	12,739	631,854
Cutera, Inc. (a)	6,383	237,128
CytoSorbents Corp. (a)(b)	13,598	70,030
Dare Bioscience, Inc. (a)(b)	825	2,747
Dentsply Sirona, Inc.	104,473	5,910,038
DexCom, Inc. (a)(b)	39,444	2,942,917
Dextera Surgical, Inc. (a)(b)	2,691	961
EDAP TMS SA sponsored ADR (a)(b)	18,494	54,557
Ekso Bionics Holdings, Inc. (a)(b)	9,233	11,634
Endologix, Inc. (a)(b)	40,267	170,329
Entellus Medical, Inc. (a)(b)	9,899	175,212
Exactech, Inc. (a)	8,771	267,954
Fonar Corp. (a)(b)	3,366	99,634
Genmark Diagnostics, Inc. (a)	26,699	260,048
Heska Corp. (a)	3,419	347,781
Hologic, Inc. (a)	128,379	4,955,429
ICU Medical, Inc. (a)	9,353	1,630,696
IDEXX Laboratories, Inc. (a)	40,228	6,252,638
Inogen, Inc. (a)(b)	9,203	881,647
Insulet Corp. (a)(b)	26,665	1,548,170
Integra LifeSciences Holdings Corp. (a)(b)	35,705	1,820,598
Intuitive Surgical, Inc. (a)	16,757	16,835,255
InVivo Therapeutics Holdings Corp. (a)(b)	11,305	13,001
Invuity, Inc. (a)(b)	8,464	67,712
IRadimed Corp. (a)(b)	4,579	46,248
iRhythm Technologies, Inc. (b)	10,178	485,898
Iridex Corp. (a)(b)	4,918	43,770
K2M Group Holdings, Inc. (a)(b)	19,456	454,881
Kewaunee Scientific Corp.	1,782	45,887
Lantheus Holdings, Inc. (a)(b)	17,222	301,385
LeMaitre Vascular, Inc.	8,657	315,115
Lianluo Smart Ltd. (a)	837	1,122
LivaNova PLC (a)(b)	22,866	1,430,954
Lombard Medical, Inc. (a)	1,819	782
Masimo Corp. (a)	23,519	1,984,533
Mazor Robotics Ltd. sponsored ADR (a)(b)	6,636	313,684
Meridian Bioscience, Inc. (b)	19,834	275,693
Merit Medical Systems, Inc. (a)(b)	23,072	952,874
Microbot Medical, Inc. (a)(b)	11,752	12,105
Misonix, Inc. (a)(b)	4,210	41,258
Natus Medical, Inc. (a)(b)	15,850	532,560
Neogen Corp. (a)	18,695	1,288,086
Neovasc, Inc. (a)(b)	32,189	25,261
Novadaq Technologies, Inc. (a)(b)	26,701	313,737
Novocure Ltd. (a)(b)	40,652	833,366
NuVasive, Inc. (a)(b)	23,632	1,476,527
Nuvectra Corp. (a)	5,013	54,090
NxStage Medical, Inc. (a)	30,396	851,088
Obalon Therapeutics, Inc. (b)	8,656	77,817
OraSure Technologies, Inc. (a)	27,658	564,500
Orthofix International NV (a)	8,799	432,999
Oxford Immunotec Global PLC (a)	13,601	215,168
Pulse Biosciences, Inc. (a)(b)	6,881	137,826
Quidel Corp. (a)	15,491	541,256
Quotient Ltd. (a)	18,545	71,584
ReWalk Robotics Ltd. (a)	5,150	7,596
Rockwell Medical Technologies, Inc. (a)(b)	27,519	173,920
Roka Bioscience, Inc. (a)	282	275
RTI Biologics, Inc. (a)	28,247	127,112
Seaspine Holdings Corp. (a)	6,763	76,422
Second Sight Medical Products, Inc. (a)(b)	34,457	38,936
Sientra, Inc. (a)(b)	10,706	122,691
Staar Surgical Co. (a)(b)	25,199	301,128
STRATA Skin Sciences, Inc. (a)	62	116
SurModics, Inc. (a)	8,124	211,224
Synergetics U.S.A., Inc. (a)(b)(c)	7,788	0
Tactile Systems Technology, Inc. (a)	8,222	270,339
Tandem Diabetes Care, Inc. (a)(b)	10,614	8,916
TearLab Corp. (a)(b)	827	1,116
Trinity Biotech PLC sponsored ADR (a)	8,744	47,043
Utah Medical Products, Inc.	2,452	176,912
Vermillion, Inc. (a)(b)	26,233	33,316
ViewRay, Inc. (a)(b)	28,906	152,046
Viveve Medical, Inc. (a)(b)	9,403	53,315
Wright Medical Group NV (a)(b)	48,692	1,441,283
Zosano Pharma Corp. (a)(b)	19,165	16,099
		76,135,465
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)(b)	40,523	1,902,150
Aceto Corp. (b)	17,176	182,237
Addus HomeCare Corp. (a)	6,112	208,114
Almost Family, Inc. (a)	6,345	309,002
Amedisys, Inc. (a)	15,976	834,586
BioScrip, Inc. (a)(b)	56,176	170,213
BioTelemetry, Inc. (a)(b)	13,171	489,303
Caladrius Biosciences, Inc. (a)(b)	2,086	8,365
Corvel Corp. (a)	10,096	523,982
Cross Country Healthcare, Inc. (a)	19,440	240,667
Digirad Corp.	12,246	43,473
Express Scripts Holding Co. (a)	270,708	17,005,877
Five Star Sr Living, Inc. (a)	17,859	29,021
G1 Therapeutics, Inc.	13,215	248,971
HealthEquity, Inc. (a)(b)	27,957	1,195,721
Henry Schein, Inc. (a)	36,926	6,413,308
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	21,619	314,124
Interpace Diagnostics Group, Inc. (a)	171	224
LHC Group, Inc. (a)	8,510	555,278
LifePoint Hospitals, Inc. (a)(b)	19,611	1,136,457
Magellan Health Services, Inc. (a)	10,962	886,826
National Research Corp.:
Class A	11,767	380,074
Class B (b)	356	18,690
Patterson Companies, Inc. (b)	44,239	1,703,202
Premier, Inc. (a)(b)	24,650	825,775
Providence Service Corp. (a)	6,341	328,654
Psychemedics Corp.	2,537	53,632
R1 RCM, Inc. (a)(b)	55,435	182,936
RadNet, Inc. (a)	26,169	268,232
Sharps Compliance Corp. (a)(b)	5,820	28,809
Surgery Partners, Inc. (a)(b)	22,806	222,359
The Ensign Group, Inc. (b)	24,619	505,674
The Joint Corp. (a)(b)	5,488	23,928
Tivity Health, Inc. (a)(b)	16,406	643,115
VCA, Inc. (a)	34,353	3,193,455
		41,076,434
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(b)	84,471	1,109,949
athenahealth, Inc. (a)(b)	18,347	2,585,643
Cerner Corp. (a)(b)	151,004	10,235,051
Computer Programs & Systems, Inc. (b)	7,192	216,479
Connecture, Inc. (a)(b)	5,953	3,989
Fulgent Genetics, Inc. (b)	8,707	47,279
HealthStream, Inc. (a)(b)	14,558	341,967
HMS Holdings Corp. (a)	39,826	705,717
iCAD, Inc. (a)	7,155	28,334
Inovalon Holdings, Inc. Class A (a)(b)	30,752	416,690
Medidata Solutions, Inc. (a)	26,700	2,001,432
NantHealth, Inc. (a)(b)	56,236	155,774
Omnicell, Inc. (a)(b)	17,179	881,283
Quality Systems, Inc. (a)(b)	28,535	449,426
Simulations Plus, Inc. (b)	8,998	130,471
Streamline Health Solutions, Inc. (a)	5,177	6,782
Tabula Rasa HealthCare, Inc.	9,318	211,798
		19,528,064
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	23,645	543,835
Albany Molecular Research, Inc. (a)	20,050	435,887
Bio-Techne Corp.	16,899	2,091,758
Bruker Corp.	74,250	2,159,933
Champions Oncology, Inc. (a)(b)	7,123	21,583
ChromaDex, Inc. (a)(b)	23,441	78,762
Compugen Ltd. (a)(b)	32,064	97,795
Fluidigm Corp. (a)(b)	15,450	70,607
Harvard Bioscience, Inc. (a)	16,454	51,007
ICON PLC (a)(b)	24,739	2,805,155
Illumina, Inc. (a)	66,519	13,600,475
INC Research Holdings, Inc. Class A (a)	45,766	2,686,464
Luminex Corp.	21,339	412,483
Medpace Holdings, Inc. (b)	18,942	618,267
Nanostring Technologies, Inc. (a)	12,256	189,355
NeoGenomics, Inc. (a)(b)	39,416	398,496
Pacific Biosciences of California, Inc. (a)(b)	55,521	274,829
PAREXEL International Corp. (a)	23,046	2,025,513
PRA Health Sciences, Inc. (a)	28,693	2,220,838
pSivida Corp. (a)(b)	15,200	18,392
QIAGEN NV (a)	103,853	3,340,951
VWR Corp. (a)	60,029	1,982,158
		36,124,543
Pharmaceuticals - 0.8%
Acasti Pharma, Inc. (a)	1,813	2,339
AcelRx Pharmaceuticals, Inc. (a)(b)	24,352	80,362
Aclaris Therapeutics, Inc. (a)(b)	12,574	326,044
Adamis Pharmaceuticals Corp. (a)(b)	15,605	85,047
Aerie Pharmaceuticals, Inc. (a)(b)	16,454	943,637
Agile Therapeutics, Inc. (a)	10,487	36,075
Akorn, Inc. (a)	57,307	1,885,400
Alcobra Pharma Ltd. (a)(b)	11,033	11,364
Alimera Sciences, Inc. (a)	32,140	44,675
Amphastar Pharmaceuticals, Inc. (a)(b)	20,885	334,369
ANI Pharmaceuticals, Inc. (a)	5,532	265,536
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Apricus Biosciences, Inc. (a)(b)	929	1,514
Aralez Pharmaceuticals, Inc. (a)(b)	28,175	34,374
Aratana Therapeutics, Inc. (a)(b)	19,628	112,076
Assembly Biosciences, Inc. (a)(b)	8,041	217,992
AstraZeneca PLC rights (a)(c)	3,011	0
Auris Medical Holding AG (a)(b)	12,197	7,745
Avexis, Inc. (a)(b)	14,749	1,376,819
Axsome Therapeutics, Inc. (a)(b)	11,637	59,349
BeyondSpring, Inc. (b)	10,390	415,600
Bio Path Holdings, Inc. (a)(b)	31,477	8,656
Biodelivery Sciences International, Inc. (a)(b)	25,909	80,318
Cardiome Pharma Corp. (a)(b)	18,731	45,704
Cempra, Inc. (a)(b)	23,618	72,035
Clearside Biomedical, Inc. (a)(b)	11,815	82,587
Collegium Pharmaceutical, Inc. (a)(b)	13,791	138,462
Concordia International Corp. (a)(b)	15,887	20,018
ContraVir Pharmaceuticals, Inc. (a)(b)	30,793	14,636
Corcept Therapeutics, Inc. (a)(b)	53,716	895,446
Corium International, Inc. (a)(b)	18,409	157,397
Cumberland Pharmaceuticals, Inc. (a)	7,820	54,818
CymaBay Therapeutics, Inc. (a)	15,586	97,257
DepoMed, Inc. (a)(b)	29,235	177,749
Dermira, Inc. (a)(b)	19,729	465,407
Durect Corp. (a)	68,611	109,091
Egalet Corp. (a)	9,167	11,092
Endo International PLC (a)(b)	105,973	931,503
Endocyte, Inc. (a)(b)	24,909	33,876
Evoke Pharma, Inc. (a)(b)	7,184	18,104
Flamel Technologies SA sponsored ADR (a)	22,052	202,878
Flex Pharma, Inc. (a)(b)	6,410	25,191
Foamix Pharmaceuticals Ltd. (a)(b)	19,970	103,045
Gemphire Therapeutics, Inc. (b)	5,967	57,522
GW Pharmaceuticals PLC ADR (a)(b)	11,304	1,196,189
Horizon Pharma PLC (a)	76,797	1,050,583
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	6,554	165,161
Impax Laboratories, Inc. (a)	35,070	759,266
Imprimis Pharmaceuticals, Inc. (a)(b)	10,102	18,487
Innocoll Holdings PLC rights (b)(c)	9,257	0
Innoviva, Inc. (a)(b)	51,700	725,868
IntelliPharmaCeutics International Corp. (a)(b)	13,756	13,068
Intersect ENT, Inc. (a)	13,285	410,507
Intra-Cellular Therapies, Inc. (a)(b)	20,667	381,306
Jazz Pharmaceuticals PLC (a)	27,849	4,159,527
Juniper Pharmaceuticals, Inc. (a)	6,485	30,155
KemPharm, Inc. (a)(b)	8,237	25,123
Lipocine, Inc. (a)(b)	9,996	37,785
Marinus Pharmaceuticals, Inc. (a)(b)	8,484	25,961
MediWound Ltd. (a)(b)	10,429	65,703
Merus B.V. (a)(b)	9,402	136,799
Mylan N.V. (a)	245,252	7,720,533
MyoKardia, Inc. (a)(b)	14,955	648,299
Nabriva Therapeutics PLC	12,089	110,614
Nektar Therapeutics (a)(b)	71,986	1,513,866
Neos Therapeutics, Inc. (a)(b)	13,274	110,838
NeuroDerm Ltd. (a)(b)	12,374	479,493
Novan, Inc. (b)	6,522	32,936
Novus Therapeutics, Inc. (a)(b)	1,117	4,423
Ocera Therapeutics, Inc. (a)(b)	5,923	5,508
Ocular Therapeutix, Inc. (a)(b)	14,053	87,972
Omeros Corp. (a)(b)	20,720	424,138
Oncobiologics, Inc. (a)	11,165	9,692
Oramed Pharmaceuticals, Inc. (a)(b)	6,454	55,827
Orexigen Therapeutics, Inc. (a)(b)	4,379	9,940
Pacira Pharmaceuticals, Inc. (a)(b)	19,021	724,700
Pain Therapeutics, Inc. (a)(b)	2,571	8,253
Paratek Pharmaceuticals, Inc. (a)	12,912	364,118
Pernix Therapeutics Holdings, Inc. (a)(b)	4,587	13,761
Phibro Animal Health Corp. Class A	8,993	319,252
ProPhase Labs, Inc. (a)	1,566	3,445
Pulmatrix, Inc. (a)(b)	7,937	13,652
Reata Pharmaceuticals, Inc. (a)(b)	6,752	204,248
Repros Therapeutics, Inc. (a)(b)	10,497	3,105
Revance Therapeutics, Inc. (a)(b)	14,744	361,965
SciClone Pharmaceuticals, Inc. (a)	26,390	290,290
SCYNEXIS, Inc. (a)(b)	9,903	19,014
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	22,009	258,606
Supernus Pharmaceuticals, Inc. (a)(b)	24,709	1,131,672
Teligent, Inc. (a)(b)	29,024	200,556
Tetraphase Pharmaceuticals, Inc. (a)	20,280	141,554
The Medicines Company (a)(b)	34,354	1,260,448
Theravance Biopharma, Inc. (a)(b)	25,289	826,192
Titan Pharmaceuticals, Inc. (a)(b)	7,882	11,823
UroGen Pharma Ltd. (b)	8,009	191,015
VIVUS, Inc. (a)(b)	53,961	48,058
WAVE Life Sciences (a)(b)	13,451	316,099
Zogenix, Inc. (a)(b)	11,379	134,841
Zynerba Pharmaceuticals, Inc. (a)(b)	6,159	39,110
		37,344,453

TOTAL HEALTH CARE		591,765,861

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	10,107	495,445
Arotech Corp. (a)(b)	12,878	42,497
Astronics Corp. (a)(b)	9,894	260,113
Astrotech Corp. (a)	3,584	2,616
Axon Enterprise, Inc. (a)(b)	24,516	532,242
Elbit Systems Ltd. (b)	20,174	2,787,845
KEYW Holding Corp. (a)(b)	26,279	187,895
KLX, Inc. (a)(b)	23,375	1,120,598
Kratos Defense & Security Solutions, Inc. (a)(b)	28,246	377,931
Mercury Systems, Inc. (a)(b)	22,353	1,078,532
TAT Technologies Ltd.	4,822	51,595
		6,937,309
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	27,857	639,597
Atlas Air Worldwide Holdings, Inc. (a)(b)	10,817	722,576
C.H. Robinson Worldwide, Inc. (b)	64,850	4,580,356
Echo Global Logistics, Inc. (a)(b)	13,301	202,175
Expeditors International of Washington, Inc. (b)	84,160	4,721,376
Forward Air Corp.	14,204	738,182
Hub Group, Inc. Class A (a)	15,876	610,432
		12,214,694
Airlines - 0.5%
Allegiant Travel Co. (b)	7,775	917,450
American Airlines Group, Inc. (b)	224,671	10,051,781
Hawaiian Holdings, Inc. (a)	26,030	1,115,386
JetBlue Airways Corp. (a)	153,142	3,033,743
Ryanair Holdings PLC sponsored ADR (a)	46,957	5,339,011
SkyWest, Inc. (b)	23,626	819,822
Spirit Airlines, Inc. (a)	32,969	1,122,594
		22,399,787
Building Products - 0.1%
AAON, Inc. (b)	24,922	812,457
American Woodmark Corp. (a)	7,448	616,694
Apogee Enterprises, Inc. (b)	13,042	569,935
Builders FirstSource, Inc. (a)(b)	52,023	846,934
Caesarstone Sdot-Yam Ltd. (a)(b)	16,661	482,752
China Ceramics Co. Ltd. (a)	187	314
CSW Industrials, Inc. (a)	8,084	338,315
Gibraltar Industries, Inc. (a)	14,548	425,529
Insteel Industries, Inc. (b)	8,597	215,527
Patrick Industries, Inc. (a)	8,039	594,886
Universal Forest Products, Inc. (b)	9,670	843,321
		5,746,664
Commercial Services & Supplies - 0.5%
Aqua Metals, Inc. (a)(b)	10,758	79,717
Casella Waste Systems, Inc. Class A (a)	19,202	322,786
CECO Environmental Corp.	16,382	122,374
China Recycling Energy Corp. (a)	1,607	1,896
Cintas Corp.	48,040	6,485,880
Copart, Inc. (a)(b)	104,422	3,413,555
Essendant, Inc.	18,568	220,216
Fuel Tech, Inc. (a)	2,055	1,856
Healthcare Services Group, Inc. (b)	33,707	1,725,798
Heritage-Crystal Clean, Inc. (a)	10,757	209,762
Herman Miller, Inc.	26,998	908,483
Hudson Technologies, Inc. (a)	20,528	182,699
Industrial Services of America, Inc. (a)	694	1,353
InnerWorkings, Inc. (a)(b)	29,464	308,488
Interface, Inc.	29,804	566,276
Intersections, Inc. (a)(b)	11,661	40,930
Kimball International, Inc. Class B	19,373	328,566
Matthews International Corp. Class A (b)	15,306	922,187
McGrath RentCorp.	12,344	498,327
Mobile Mini, Inc. (b)	21,883	661,961
Multi-Color Corp. (b)	7,838	625,472
Odyssey Marine Exploration, Inc. (a)(b)	4,993	18,524
Performant Financial Corp. (a)(b)	21,509	37,856
Perma-Fix Environmental Services, Inc. (a)	661	2,347
Pointer Telocation Ltd. (a)	3,830	55,727
Quest Resource Holding Corp. (a)(b)	3,836	5,294
SP Plus Corp. (a)	10,909	402,542
Stericycle, Inc. (a)(b)	39,128	2,812,912
Tetra Tech, Inc.	27,164	1,157,186
U.S. Ecology, Inc. (b)	10,215	525,051
Virco Manufacturing Co. (a)	609	3,167
VSE Corp.	6,256	326,250
West Corp.	38,313	895,375
		23,870,813
Construction & Engineering - 0.0%
Aegion Corp. (a)	17,040	369,257
Great Lakes Dredge & Dock Corp. (a)	28,252	114,421
Ies Holdings, Inc. (a)(b)	9,715	160,298
Limbach Holdings, Inc. (a)(b)	4,323	56,156
MYR Group, Inc. (a)(b)	8,079	208,519
Northwest Pipe Co. (a)	3,691	67,693
NV5 Holdings, Inc. (a)(b)	4,878	235,364
Primoris Services Corp.	24,544	702,204
Sterling Construction Co., Inc. (a)	15,145	178,408
		2,092,320
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	4,240	107,230
American Superconductor Corp. (a)	6,555	25,433
Ballard Power Systems, Inc. (a)(b)	85,699	268,335
Broadwind Energy, Inc. (a)	6,588	22,531
Capstone Turbine Corp. (a)(b)	4,970	3,186
Encore Wire Corp.	9,806	420,677
Energous Corp. (a)(b)	9,632	91,408
Energy Focus, Inc. (a)(b)	4,044	7,239
Enphase Energy, Inc. (a)(b)	27,458	25,261
FuelCell Energy, Inc. (a)(b)	31,827	49,014
Highpower International, Inc. (a)(b)	10,264	46,188
Hydrogenics Corp. (a)(b)	12,364	98,294
Ideal Power, Inc. (a)(b)	3,212	7,805
LSI Industries, Inc.	17,145	97,555
Orion Energy Systems, Inc. (a)(b)	11,781	10,856
Pioneer Power Solutions, Inc. (a)(b)	3,776	23,034
Plug Power, Inc. (a)(b)	101,798	217,848
Polar Power, Inc. (b)	5,654	26,291
Powell Industries, Inc.	7,066	201,169
Preformed Line Products Co.	3,355	175,299
Revolution Lighting Technologies, Inc. (a)(b)	5,784	42,859
Sunrun, Inc. (a)(b)	52,719	353,217
Sunworks, Inc. (a)(b)	9,585	14,665
TPI Composites, Inc. (a)	16,176	329,020
Ultralife Corp. (a)	6,195	40,268
Vicor Corp. (a)	13,636	265,220
		2,969,902
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	74,672	3,821,713
Raven Industries, Inc.	17,087	478,436
		4,300,149
Machinery - 0.7%
Altra Industrial Motion Corp. (b)	13,861	638,299
American Railcar Industries, Inc. (b)	9,681	348,516
ARC Group Worldwide, Inc. (a)(b)	7,999	19,598
Astec Industries, Inc.	11,101	551,498
Blue Bird Corp. (a)(b)	11,500	209,300
Chart Industries, Inc. (a)	14,527	490,141
Cleantech Solutions International, Inc. (a)	50	165
Columbus McKinnon Corp. (NY Shares)	10,776	355,931
Commercial Vehicle Group, Inc. (a)	15,164	90,074
Dmc Global, Inc.	9,729	125,991
Eastern Co.	4,547	118,904
Energy Recovery, Inc. (a)(b)	28,386	184,509
ExOne Co. (a)(b)	7,539	60,991
Franklin Electric Co., Inc. (b)	21,709	836,882
FreightCar America, Inc.	5,386	97,810
Gencor Industries, Inc. (a)	8,433	129,868
Hardinge, Inc.	5,437	74,433
Hebron Technology Co. Ltd. (b)	4,198	12,888
Hurco Companies, Inc.	4,416	155,222
Jason Industries, Inc. (a)(b)	6,627	8,217
Key Technology, Inc. (a)	3,081	46,030
Kornit Digital Ltd. (a)(b)	15,114	256,938
L.B. Foster Co. Class A	4,257	81,309
Lincoln Electric Holdings, Inc.	29,653	2,575,067
Manitex International, Inc. (a)	6,059	55,622
MFRI, Inc. (a)	438	3,548
Middleby Corp. (a)	26,135	3,180,630
NN, Inc.	12,837	327,344
Nordson Corp. (b)	26,319	2,876,667
Omega Flex, Inc.	4,795	278,062
PACCAR, Inc.	159,476	10,578,043
Park-Ohio Holdings Corp.	6,160	245,476
RBC Bearings, Inc. (a)(b)	11,635	1,282,991
Spartan Motors, Inc.	16,587	152,600
Sun Hydraulics Corp.	12,583	602,852
Taylor Devices, Inc. (a)	1,597	18,765
TriMas Corp. (a)	18,535	448,547
Twin Disc, Inc. (a)(b)	6,093	105,774
Westport Fuel Systems, Inc. (a)	26,542	71,133
Woodward, Inc.	28,301	1,987,013
		29,683,648
Marine - 0.0%
Diana Containerships, Inc. (a)	6	3
DryShips, Inc.	66	180
Eagle Bulk Shipping, Inc. (a)(b)	35,240	159,637
Euroseas Ltd.(a)(b)	273	404
Globus Maritime Ltd. (a)(b)	12,830	12,074
Golden Ocean Group Ltd. (a)(b)	55,963	521,016
Rand Logistics, Inc. (a)	1,744	487
Seanergy Martime Holdings Corp. (a)(b)	5,859	6,445
Star Bulk Carriers Corp. (a)(b)	30,746	350,812
		1,051,058
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(b)	13,074	776,596
Acacia Research Corp. (a)	23,599	76,697
Advisory Board Co. (a)(b)	19,104	1,017,288
Barrett Business Services, Inc.	3,450	177,951
Cogint, Inc. (a)(b)	26,534	130,017
CRA International, Inc.	5,504	206,565
Exponent, Inc.	11,496	782,878
Heidrick & Struggles International, Inc.	8,594	156,841
Hudson Global, Inc. (a)	2,315	3,403
Huron Consulting Group, Inc. (a)	10,488	317,262
ICF International, Inc. (a)	8,762	421,014
IHS Markit Ltd. (a)	183,742	8,606,475
Kelly Services, Inc. Class A (non-vtg.)	20,284	438,743
Kforce, Inc.	15,307	275,526
Lightbridge Corp. (a)(b)	441	472
Marathon Patent Group, Inc. (a)(b)	6,000	2,628
RCM Technologies, Inc. (a)	3,957	21,328
Resources Connection, Inc.	18,026	229,832
RPX Corp. (a)	23,785	310,632
Spherix, Inc. (a)(b)	17,579	23,907
Verisk Analytics, Inc. (a)	75,207	6,095,527
Willdan Group, Inc. (a)(b)	3,790	117,528
		20,189,110
Road & Rail - 0.9%
AMERCO (b)	9,077	3,387,627
ArcBest Corp.	12,222	362,993
Avis Budget Group, Inc. (a)(b)	38,725	1,403,007
Covenant Transport Group, Inc. Class A (a)	7,574	181,852
CSX Corp.	420,161	21,092,082
Daseke, Inc. (a)(b)	18,134	237,555
Heartland Express, Inc. (b)	34,166	757,460
J.B. Hunt Transport Services, Inc.	50,446	4,988,605
Landstar System, Inc.	19,373	1,808,470
Marten Transport Ltd.	25,413	435,833
Old Dominion Freight Lines, Inc.	37,196	3,715,880
P.A.M. Transportation Services, Inc. (a)	2,906	57,423
Patriot Transportation Holding, Inc. (a)	199	3,843
Saia, Inc. (a)	11,486	649,533
Student Transportation, Inc. (b)	47,416	283,642
U.S.A. Truck, Inc. (a)(b)	3,742	41,723
Universal Logistics Holdings, Inc.	16,034	266,164
Werner Enterprises, Inc. (b)	33,070	1,094,617
YRC Worldwide, Inc. (a)	16,530	221,337
		40,989,646
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	28,095	1,323,275
BMC Stock Holdings, Inc. (a)	30,812	625,484
DXP Enterprises, Inc. (a)	7,792	211,085
Fastenal Co. (b)	130,873	5,584,351
General Finance Corp. (a)(b)	12,327	57,937
H&E Equipment Services, Inc.	16,682	392,694
HD Supply Holdings, Inc. (a)	92,407	3,077,153
Houston Wire & Cable Co.	7,080	40,710
Huttig Building Products, Inc. (a)(b)	16,567	94,432
Lawson Products, Inc. (a)	4,692	111,904
Nexeo Solutions, Inc. (a)(b)	43,193	309,694
Rush Enterprises, Inc.:
Class A (a)	16,333	669,490
Class B (a)	219	8,436
Titan Machinery, Inc. (a)(b)	10,211	131,722
Transcat, Inc. (a)	3,442	45,779
Willis Lease Finance Corp. (a)	2,622	62,404
		12,746,550
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	4,198	203,057
Yangtze River Development Ltd. (a)(b)	34,790	354,858
		557,915

TOTAL INDUSTRIALS		185,749,565

INFORMATION TECHNOLOGY - 48.5%
Communications Equipment - 2.3%
ADTRAN, Inc.	21,326	471,305
Applied Optoelectronics, Inc. (a)(b)	8,946	528,888
Arris International PLC (a)	86,658	2,414,292
AudioCodes Ltd. (a)(b)	20,574	143,812
Aviat Networks, Inc. (a)	2,287	35,403
Black Box Corp.	7,594	22,782
Brocade Communications Systems, Inc.	166,775	2,064,675
CalAmp Corp. (a)	15,959	295,880
Ceragon Networks Ltd. (a)	36,506	75,932
Cisco Systems, Inc.	2,277,698	73,364,653
Clearfield, Inc. (a)(b)	10,561	128,844
ClearOne, Inc.	1,562	11,715
CommScope Holding Co., Inc. (a)(b)	89,072	2,944,720
Communications Systems, Inc.	2,071	7,476
Comtech Telecommunications Corp.	10,513	205,739
Dasan Zhone Solutions, Inc. (a)	3,200	20,992
Digi International, Inc. (a)	13,084	120,373
EchoStar Holding Corp. Class A (a)	21,575	1,300,973
EMCORE Corp. (a)	13,673	124,424
EXFO, Inc. (sub. vtg.) (a)(b)	8,342	38,746
Extreme Networks, Inc. (a)	51,155	584,702
F5 Networks, Inc. (a)	29,533	3,525,650
Finisar Corp. (a)	51,300	1,238,895
Gilat Satellite Networks Ltd. (a)(b)	23,036	127,850
Harmonic, Inc. (a)(b)	36,590	118,918
Infinera Corp. (a)(b)	67,427	570,432
InterDigital, Inc.	16,367	1,167,785
Ituran Location & Control Ltd.	11,254	375,884
KVH Industries, Inc. (a)	9,269	109,374
Lantronix, Inc. (a)	8,577	18,097
Lumentum Holdings, Inc. (a)(b)	28,193	1,602,772
Mitel Networks Corp. (a)(b)	59,863	487,285
NETGEAR, Inc. (a)(b)	14,967	718,416
NetScout Systems, Inc. (a)(b)	43,523	1,425,378
Oclaro, Inc. (a)(b)	78,646	661,413
Parkervision, Inc. (a)(b)	9,416	18,079
PC-Tel, Inc.	8,979	58,184
Radcom Ltd. (a)(b)	7,403	145,099
Radware Ltd. (a)(b)	20,525	361,445
Resonant, Inc. (a)(b)	5,889	26,795
ShoreTel, Inc. (a)	32,506	242,170
Sierra Wireless, Inc. (a)	15,119	335,009
Silicom Ltd. (b)	3,732	204,140
Sonus Networks, Inc. (a)	23,742	164,057
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	152,292	887,862
Tessco Technologies, Inc.	5,105	66,876
Ubiquiti Networks, Inc. (a)(b)	37,228	2,218,417
UTStarcom Holdings Corp. (a)	21,290	45,348
ViaSat, Inc. (a)(b)	26,503	1,685,856
Viavi Solutions, Inc. (a)	108,011	1,084,430
Westell Technologies, Inc. Class A (a)	4,115	11,810
Wi-Lan, Inc.	55,676	72,228
		104,682,280
Electronic Equipment & Components - 1.2%
Applied DNA Sciences, Inc. (a)(b)	6,250	12,938
Bel Fuse, Inc.:
Class A	278	5,429
Class B (non-vtg.)	7,529	191,990
Cardtronics PLC (a)	21,506	558,726
CDW Corp.	72,968	4,627,631
China BAK Battery, Inc. (a)(b)	782	1,017
ClearSign Combustion Corp. (a)(b)	5,845	17,827
Cognex Corp.	39,828	4,340,057
Coherent, Inc. (a)(b)	11,343	2,646,549
Control4 Corp. (a)	11,000	272,360
CUI Global, Inc. (a)	7,874	30,472
Daktronics, Inc.	26,636	256,505
Data I/O Corp. (a)	4,617	38,090
Deswell Industries, Inc.	1,530	4,116
Digital Ally, Inc. (a)(b)	7,523	21,441
Echelon Corp. (a)	3,473	16,080
Electro Scientific Industries, Inc. (a)	16,544	203,822
ePlus, Inc. (a)	6,332	529,988
FARO Technologies, Inc. (a)(b)	8,978	309,292
Flextronics International Ltd. (a)	243,926	3,968,676
FLIR Systems, Inc.	61,767	2,347,146
Frequency Electronics, Inc. (a)	4,423	35,296
Hollysys Automation Technologies Ltd. (b)	30,015	610,505
I. D. Systems Inc. (a)(b)	7,502	47,563
Identiv, Inc. (a)	5,445	26,735
II-VI, Inc. (a)	30,118	1,079,730
Insight Enterprises, Inc. (a)	16,823	674,266
IPG Photonics Corp. (a)(b)	24,727	4,346,759
Iteris, Inc. (a)(b)	15,658	100,524
Itron, Inc. (a)	17,917	1,300,774
KEY Tronic Corp. (a)	4,924	35,010
Kimball Electronics, Inc. (a)	12,103	230,562
LightPath Technologies, Inc. Class A (a)(b)	12,016	31,362
Littelfuse, Inc.	10,456	1,946,489
LRAD Corp. (a)	9,621	16,452
Luna Innovations, Inc. (a)	10,388	15,686
Magal Security Systems Ltd. (a)(b)	11,406	50,072
Maxwell Technologies, Inc. (a)(b)	16,295	90,763
Mesa Laboratories, Inc. (b)	1,941	265,082
MicroVision, Inc. (a)(b)	27,688	65,621
MTS Systems Corp. (b)	7,701	372,728
Napco Security Technolgies, Inc. (a)(b)	11,834	92,897
National Instruments Corp. (b)	58,148	2,348,598
Neonode, Inc. (a)(b)	20,179	25,426
NetList, Inc. (a)	25,631	17,942
Novanta, Inc. (a)	15,898	621,612
Orbotech Ltd. (a)	22,191	881,870
OSI Systems, Inc. (a)(b)	8,827	733,171
PC Connection, Inc.	12,843	327,625
PC Mall, Inc. (a)(b)	5,580	73,377
Perceptron, Inc. (a)	6,131	47,270
Plexus Corp. (a)	15,796	822,656
RadiSys Corp. (a)	15,770	24,759
Research Frontiers, Inc. (a)(b)	7,119	8,400
Richardson Electronics Ltd.	6,648	37,229
RMG Networks Holding Corp. (a)	6,918	16,465
Sanmina Corp. (a)	35,358	1,324,157
ScanSource, Inc. (a)	11,521	452,199
Supercom Ltd. (a)(b)	7,335	22,739
Tech Data Corp. (a)(b)	17,454	1,925,002
Trimble, Inc. (a)	115,951	4,484,985
TTM Technologies, Inc. (a)(b)	47,743	679,860
Uni-Pixel, Inc. (a)(b)	10,946	1,205
Universal Display Corp. (b)	21,690	2,756,799
Wayside Technology Group, Inc.	2,644	40,453
Zebra Technologies Corp. Class A (a)	24,197	2,494,469
		52,003,296
Internet Software & Services - 13.0%
21Vianet Group, Inc. ADR (a)(b)	33,303	172,843
2U, Inc. (a)(b)	22,482	1,126,348
Actua Corp. (a)	16,045	205,376
Akamai Technologies, Inc. (a)	78,600	3,705,990
Alarm.com Holdings, Inc. (a)(b)	21,294	956,526
Alphabet, Inc.:
Class A (a)	135,567	129,499,021
Class C (a)	158,099	148,507,134
Angie's List, Inc. (a)(b)	27,317	332,175
AppFolio, Inc. (a)	5,841	250,579
Apptio, Inc. Class A	9,883	175,917
Autobytel, Inc. (a)	4,883	35,451
Baidu.com, Inc. sponsored ADR (a)	125,855	28,701,233
Baozun, Inc. sponsored ADR (a)(b)	15,084	410,134
Bazaarvoice, Inc. (a)	46,626	221,474
Benefitfocus, Inc. (a)(b)	14,647	451,860
BlackLine, Inc. (b)	23,780	734,089
Blucora, Inc. (a)	19,677	448,636
Brightcove, Inc. (a)	14,157	99,807
BroadVision, Inc. (a)	599	2,366
Carbonite, Inc. (a)(b)	12,808	256,160
China Finance Online Co. Ltd. ADR (a)	8,455	21,391
ChinaCache International Holdings Ltd. sponsored ADR (a)(b)	7,308	6,065
Cimpress NV (a)(b)	14,797	1,367,835
CommerceHub, Inc. Series A (a)	19,522	432,803
Cornerstone OnDemand, Inc. (a)(b)	26,260	918,575
CoStar Group, Inc. (a)	15,053	4,314,491
Coupa Software, Inc. (b)	23,874	727,202
Criteo SA sponsored ADR (a)(b)	29,445	1,434,266
Cyren Ltd. (a)	19,323	34,781
eBay, Inc. (a)	492,999	17,812,054
eGain Communications Corp. (a)	14,431	24,533
Endurance International Group Holdings, Inc. (a)(b)	67,768	521,814
Facebook, Inc. Class A (a)	1,076,766	185,171,449
Five9, Inc. (a)	25,949	557,904
Gogo, Inc. (a)(b)	39,777	557,276
Hortonworks, Inc. (a)	30,953	525,891
IAC/InterActiveCorp (a)	33,609	3,814,958
Internap Network Services Corp. (a)(b)	36,298	162,252
iPass, Inc. (a)	28,524	15,973
j2 Global, Inc. (b)	22,379	1,684,691
Jmu Ltd. sponsored ADR (a)(b)	6,361	10,559
Limelight Networks, Inc. (a)	51,157	183,654
Liquidity Services, Inc. (a)	22,731	129,567
LivePerson, Inc. (a)	27,391	367,039
LogMeIn, Inc.	24,341	2,784,610
Marchex, Inc. Class B (a)	21,411	66,160
Match Group, Inc. (a)(b)	24,929	542,206
MaxPoint Interactive, Inc. (a)	4,353	59,680
MeetMe, Inc. (a)(b)	30,230	118,502
MercadoLibre, Inc. (b)	20,122	5,200,933
Mimecast Ltd. (a)	25,866	699,675
MINDBODY, Inc. (a)(b)	18,233	431,210
Momo, Inc. ADR (a)	61,423	2,366,628
My Size, Inc. (a)(b)	8,696	7,199
Net Element International, Inc. (a)(b)	909	250
NetEase, Inc. ADR (b)	34,761	9,588,474
NIC, Inc.	31,856	520,846
NumereX Corp. Class A (a)(b)	9,528	37,064
Nutanix, Inc. Class A (b)	36,964	813,208
Okta, Inc. (b)	7,796	210,414
Perion Network Ltd. (a)(b)	36,786	44,143
Points International Ltd. (a)	7,506	63,050
Professional Diversity Network, Inc. (a)	1,922	8,822
QuinStreet, Inc. (a)	27,593	147,623
Qumu Corp. (a)	2,780	7,812
Reis, Inc.	7,676	131,260
Remark Holdings, Inc. (a)(b)	12,825	34,499
Rocket Fuel, Inc. (a)(b)	21,656	56,089
SecureWorks Corp. (a)	6,170	63,119
SINA Corp. (b)	32,809	3,340,940
Sohu.com, Inc. (a)(b)	18,373	980,016
SPS Commerce, Inc. (a)	8,133	495,462
Stamps.com, Inc. (a)(b)	7,819	1,495,384
Support.com, Inc. (a)	16,704	39,421
Synacor, Inc. (a)(b)	19,246	44,266
TechTarget, Inc. (a)	19,894	197,746
The Trade Desk, Inc. (b)	12,786	677,274
Travelzoo, Inc. (a)	6,862	55,925
TrueCar, Inc. (a)(b)	42,310	717,155
Tucows, Inc. (a)(b)	5,097	269,376
VeriSign, Inc. (a)(b)	47,645	4,943,169
Web.com Group, Inc. (a)(b)	24,123	610,312
WebMD Health Corp. (a)	17,398	1,155,923
Weibo Corp. sponsored ADR (a)(b)	26,389	2,667,928
Wix.com Ltd. (a)	21,005	1,367,426
Xunlei Ltd. sponsored ADR (a)(b)	16,359	69,362
Yandex NV Series A (a)	129,262	3,879,153
Yatra Online, Inc. (b)	12,492	128,293
YY, Inc. ADR (a)	14,203	1,061,248
Zillow Group, Inc.:
Class A (a)(b)	28,835	1,151,093
Class C (a)(b)	51,685	2,047,760
		588,488,250
IT Services - 2.6%
Acxiom Corp. (a)	35,961	837,532
ALJ Regional Holdings, Inc. (a)(b)	15,043	45,881
Amdocs Ltd.	66,789	4,327,259
Automatic Data Processing, Inc.	203,813	21,699,970
Blackhawk Network Holdings, Inc. (a)	26,650	1,193,920
Cass Information Systems, Inc.	6,227	381,217
China Customer Relations Centers, Inc. (a)(b)	7,958	125,975
China Information Technology, Inc. (a)(b)	20,266	21,887
Cognizant Technology Solutions Corp. Class A	267,877	18,957,655
Computer Task Group, Inc.	8,754	46,396
CSG Systems International, Inc.	15,561	602,366
CSP, Inc.	2,505	25,326
Edgewater Technology, Inc. (a)	6,041	38,662
Euronet Worldwide, Inc. (a)	24,211	2,379,215
Exela Technologies, Inc. (a)(b)	11,546	63,965
ExlService Holdings, Inc. (a)	15,037	846,282
Fiserv, Inc. (a)	97,405	12,049,973
Forrester Research, Inc.	9,105	371,029
Hackett Group, Inc.	13,892	189,765
Information Services Group, Inc. (a)	21,642	81,158
Innodata, Inc. (a)	162	251
Inpixon (a)	175	38
Jack Henry & Associates, Inc.	35,181	3,626,106
JetPay Corp. (a)	3,116	5,920
ManTech International Corp. Class A	12,185	490,081
Mattersight Corp. (a)(b)	20,265	47,623
ModusLink Global Solutions, Inc. (a)(b)	31,319	50,110
MoneyGram International, Inc. (a)	23,636	372,503
Net 1 UEPS Technologies, Inc. (a)	30,267	282,391
Paychex, Inc.	164,476	9,380,066
PayPal Holdings, Inc. (a)(b)	547,712	33,782,876
Perficient, Inc. (a)	19,014	347,956
PFSweb, Inc. (a)	9,371	73,843
Presidio, Inc. (b)	43,131	599,952
PRG-Schultz International, Inc. (a)	9,282	62,654
QIWI PLC Class B sponsored ADR	20,732	341,041
Sabre Corp. (b)	128,467	2,368,931
ServiceSource International, Inc. (a)	43,365	152,645
Sykes Enterprises, Inc. (a)	20,314	541,571
Syntel, Inc. (b)	40,576	732,803
Teletech Holdings, Inc.	21,962	871,891
Virtusa Corp. (a)	14,348	521,119
		118,937,804
Semiconductors & Semiconductor Equipment - 9.5%
Acacia Communications, Inc. (a)(b)	18,372	897,105
Adesto Technologies Corp. (a)	6,015	39,098
Advanced Energy Industries, Inc. (a)	18,031	1,326,000
Advanced Micro Devices, Inc. (a)(b)	436,571	5,675,423
Alpha & Omega Semiconductor Ltd. (a)	13,400	212,792
Ambarella, Inc. (a)(b)	15,570	847,008
Amkor Technology, Inc. (a)	114,019	1,001,087
Amtech Systems, Inc. (a)	7,143	78,930
Analog Devices, Inc.	167,276	13,995,983
Applied Materials, Inc.	489,955	22,106,770
ASML Holding NV (b)	33,210	5,191,055
Atomera, Inc.	6,089	25,087
Axcelis Technologies, Inc. (a)	13,514	282,443
AXT, Inc. (a)(b)	19,692	153,598
Broadcom Ltd.	182,899	46,103,351
Brooks Automation, Inc.	32,499	847,249
Cabot Microelectronics Corp.	11,437	819,118
Camtek Ltd. (a)	16,454	73,056
Canadian Solar, Inc. (a)(b)	28,216	443,273
Cavium, Inc. (a)(b)	31,478	1,992,872
Ceva, Inc. (a)	10,180	412,799
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	6,988	126,832
Cirrus Logic, Inc. (a)	29,436	1,706,699
Cohu, Inc.	13,514	253,523
Cree, Inc. (a)(b)	46,128	1,122,294
CVD Equipment Corp. (a)(b)	3,218	35,398
Cypress Semiconductor Corp. (b)	151,410	2,072,803
Diodes, Inc. (a)	23,421	659,067
DSP Group, Inc. (a)	10,444	124,284
Entegris, Inc. (a)	64,580	1,643,561
Experi Corp.	23,544	641,574
First Solar, Inc. (a)(b)	47,924	2,250,511
FormFactor, Inc. (a)	32,758	494,646
GSI Technology, Inc. (a)(b)	9,353	62,104
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	2,413	17,904
Himax Technologies, Inc. sponsored ADR (b)	50,546	496,362
Ichor Holdings Ltd.	11,068	253,236
Impinj, Inc. (a)(b)	9,809	375,096
Integrated Device Technology, Inc. (a)(b)	60,855	1,503,727
Intel Corp.	2,145,118	75,229,288
Intermolecular, Inc. (a)	16,622	14,295
IXYS Corp. (a)	15,079	346,817
JA Solar Holdings Co. Ltd. ADR (a)(b)	17,962	119,986
KLA-Tencor Corp.	71,449	6,694,057
Kopin Corp. (a)(b)	35,617	143,180
Kulicke & Soffa Industries, Inc. (a)	32,745	623,137
Lam Research Corp.	73,126	12,137,453
Lattice Semiconductor Corp. (a)	58,906	332,819
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	29,524	1,344,523
Marvell Technology Group Ltd.	230,210	4,123,061
Maxim Integrated Products, Inc.	129,447	6,039,997
Mellanox Technologies Ltd. (a)(b)	23,844	1,119,476
Microchip Technology, Inc. (b)	104,278	9,051,330
Micron Technology, Inc. (a)	504,118	16,116,652
Microsemi Corp. (a)	52,190	2,629,332
MKS Instruments, Inc.	24,447	2,013,210
Monolithic Power Systems, Inc.	18,970	1,922,040
MoSys, Inc. (a)(b)	1,755	1,702
Nanometrics, Inc. (a)	11,968	308,655
Nova Measuring Instruments Ltd. (a)(b)	13,245	309,801
NVE Corp.	2,980	226,003
NVIDIA Corp.	271,094	45,934,167
NXP Semiconductors NV (a)	162,856	18,396,214
O2Micro International Ltd. sponsored ADR (a)	13,662	21,176
ON Semiconductor Corp. (a)(b)	192,314	3,284,723
PDF Solutions, Inc. (a)(b)	14,500	220,255
Photronics, Inc. (a)	34,068	269,137
Pixelworks, Inc. (a)(b)	14,146	67,901
Power Integrations, Inc.	13,958	1,016,840
Qorvo, Inc. (a)(b)	58,474	4,281,466
Qualcomm, Inc.	673,552	35,206,563
QuickLogic Corp. (a)(b)	32,535	43,597
Rambus, Inc. (a)(b)	52,646	682,819
Rubicon Technology, Inc. (a)(b)	534	4,373
SemiLEDs Corp. (a)	200	344
Semtech Corp. (a)	31,054	1,167,630
Sevcon, Inc. (a)	3,281	72,116
Sigma Designs, Inc. (a)	15,696	98,100
Silicon Laboratories, Inc. (a)	19,493	1,479,519
Silicon Motion Technology Corp. sponsored ADR (b)	16,521	753,523
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	23,533	185,440
Skyworks Solutions, Inc. (b)	83,745	8,823,373
SMART Global Holdings, Inc.	10,275	204,164
SolarEdge Technologies, Inc. (a)(b)	19,749	528,286
SPI Energy Co. Ltd. sponsored ADR (a)	21,564	8,403
SunPower Corp. (a)(b)	65,341	577,614
Synaptics, Inc. (a)(b)	16,267	676,219
Texas Instruments, Inc.	454,269	37,622,559
Tower Semiconductor Ltd. (a)(b)	44,863	1,355,311
Ultra Clean Holdings, Inc. (a)	15,545	358,623
Veeco Instruments, Inc. (a)	18,985	358,817
Xcerra Corp. (a)	24,304	238,665
Xilinx, Inc.	113,040	7,467,422
		428,615,891
Software - 10.6%
8x8, Inc. (a)	43,094	609,780
ACI Worldwide, Inc. (a)(b)	56,009	1,274,765
Activision Blizzard, Inc.	343,317	22,507,863
Adobe Systems, Inc. (a)	225,702	35,019,922
Agilysys, Inc. (a)	16,359	168,334
Allot Communications Ltd. (a)(b)	18,186	89,657
American Software, Inc. Class A	11,793	129,841
ANSYS, Inc. (a)	39,456	5,082,722
Aspen Technology, Inc. (a)	34,824	2,202,618
Atlassian Corp. PLC (a)(b)	35,024	1,246,854
Attunity Ltd. (a)	7,466	49,126
Autodesk, Inc. (a)	100,395	11,491,212
Aware, Inc. (a)	11,224	55,559
Blackbaud, Inc. (b)	22,336	1,885,382
Bottomline Technologies, Inc. (a)	18,884	572,374
BroadSoft, Inc. (a)(b)	14,278	707,475
BSQUARE Corp. (a)	4,329	21,645
CA Technologies, Inc.	190,822	6,331,474
Cadence Design Systems, Inc. (a)	129,136	5,073,753
Callidus Software, Inc. (a)	30,946	796,860
CDK Global, Inc.	65,695	4,237,328
Changyou.com Ltd. (A Shares) ADR (a)(b)	9,360	374,587
Check Point Software Technologies Ltd. (a)(b)	75,785	8,478,068
Citrix Systems, Inc. (a)	69,051	5,400,479
CommVault Systems, Inc. (a)	21,421	1,307,752
CounterPath Corp. (a)	952	2,447
CyberArk Software Ltd. (a)(b)	15,387	615,634
Datawatch Corp. (a)	4,467	46,010
Descartes Systems Group, Inc. (a)	36,601	1,027,612
Digimarc Corp. (a)(b)	6,230	192,507
Digital Turbine, Inc. (a)(b)	32,983	38,260
Ebix, Inc. (b)	14,856	857,191
Electronic Arts, Inc. (a)	141,248	17,161,632
Everbridge, Inc. (b)	13,356	309,459
Evolving Systems, Inc. (a)	7,319	34,765
Exa Corp. (a)	6,624	95,054
FalconStor Software, Inc. (a)	4,107	1,479
FireEye, Inc. (a)(b)	83,990	1,240,532
Form Holdings Corp. (a)(b)	8,159	9,954
Fortinet, Inc. (a)	80,537	3,076,513
Glu Mobile, Inc. (a)	63,428	230,878
Gravity Co. Ltd. ADR (a)(b)	934	18,017
Gridsum Holding, Inc. ADR (b)	5,295	49,191
Guidance Software, Inc. (a)	17,066	120,827
Imperva, Inc. (a)	15,546	694,129
Inseego Corp. (b)	31,331	44,177
Intuit, Inc.	116,660	16,501,557
Magic Software Enterprises Ltd.	21,539	169,081
Manhattan Associates, Inc. (a)(b)	33,041	1,389,374
Materialise NV ADR (a)(b)	6,225	86,030
Microsoft Corp.	3,516,230	262,908,517
MicroStrategy, Inc. Class A (a)	4,344	560,376
Mitek Systems, Inc. (a)	15,155	153,823
MobileIron, Inc. (a)	43,976	167,109
Monotype Imaging Holdings, Inc.	21,185	386,626
NetSol Technologies, Inc. (a)	5,108	22,986
NICE Systems Ltd. sponsored ADR (b)	19,445	1,520,988
Nuance Communications, Inc. (a)	132,003	2,121,288
NXT-ID, Inc. (a)(b)	787	1,637
Open Text Corp. (b)	121,214	3,900,203
Parametric Technology Corp. (a)	53,075	2,972,200
Park City Group, Inc. (a)(b)	9,653	121,628
Paylocity Holding Corp. (a)(b)	24,678	1,212,677
Pegasystems, Inc. (b)	35,359	2,034,910
Polarityte, Inc. (a)(b)	2,379	69,205
Progress Software Corp.	18,281	613,876
Proofpoint, Inc. (a)(b)	19,959	1,831,438
QAD, Inc. Class A	9,502	320,217
Qualys, Inc. (a)	17,361	824,648
Rapid7, Inc. (a)	19,435	327,674
RealPage, Inc. (a)(b)	37,357	1,610,087
Sapiens International Corp. NV (a)(b)	25,327	279,357
SeaChange International, Inc. (a)	20,866	54,460
SITO Mobile Ltd. (a)(b)	11,960	51,189
Smith Micro Software, Inc. (a)	735	801
Sonic Foundry, Inc. (a)(b)	478	1,630
Sphere 3D Corp. (a)	964	4,087
Splunk, Inc. (a)(b)	63,267	4,244,583
SS&C Technologies Holdings, Inc. (b)	93,711	3,627,553
Symantec Corp.	276,717	8,295,976
Synchronoss Technologies, Inc. (a)	21,095	354,185
Synopsys, Inc. (a)	69,219	5,566,592
Take-Two Interactive Software, Inc. (a)	39,576	3,870,137
Talend SA ADR (a)(b)	8,905	350,857
TeleNav, Inc. (a)	24,366	158,379
The9 Ltd. sponsored ADR (a)(b)	6,231	5,984
TiVo Corp.	58,088	1,063,010
Top Image Systems Ltd. (a)	2,532	3,038
Ultimate Software Group, Inc. (a)(b)	13,658	2,743,892
Upland Software, Inc. (a)	8,828	203,044
Varonis Systems, Inc. (a)	12,603	488,996
Vasco Data Security International, Inc. (a)	21,112	264,956
Verint Systems, Inc. (a)	29,994	1,190,762
Zix Corp. (a)	23,272	123,574
Zynga, Inc. (a)	360,444	1,351,665
		477,108,560
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	2,374,901	389,483,720
Astro-Med, Inc.	3,663	49,817
Avid Technology, Inc. (a)(b)	21,480	94,727
BlackBerry Ltd. (a)	245,200	2,271,843
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	844
Concurrent Computer Corp.	5,268	33,294
CPI Card Group (b)	24,070	23,114
Cray, Inc. (a)(b)	18,429	347,387
Electronics for Imaging, Inc. (a)	21,981	781,644
Everspin Technologies, Inc. (b)	6,447	105,086
Immersion Corp. (a)(b)	17,574	128,642
Intevac, Inc. (a)	9,781	89,007
Logitech International SA (b)	75,667	2,674,072
NetApp, Inc.	124,550	4,815,103
On Track Innovations Ltd. (a)(b)	22,179	26,615
Seagate Technology LLC (b)	134,773	4,249,393
Stratasys Ltd. (a)(b)	24,388	545,803
Super Micro Computer, Inc. (a)(b)	22,689	604,095
Transact Technologies, Inc.	1,837	17,911
U.S.A. Technologies, Inc. (a)(b)	20,926	114,047
Western Digital Corp.	132,493	11,695,157
		418,151,321

TOTAL INFORMATION TECHNOLOGY		2,187,987,402

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	13,424	408,090
Advanced Emissions Solutions, Inc. (b)	9,725	100,946
AgroFresh Solutions, Inc. (a)(b)	26,039	185,398
Balchem Corp.	15,147	1,135,419
Burcon NutraScience Corp. (a)	1,697	1,019
Codexis, Inc. (a)	24,321	134,982
Fuwei Films Holdings Co. Ltd. (a)	232	573
Gulf Resources, Inc. (a)	18,051	33,755
Hawkins, Inc.	5,991	213,579
Innophos Holdings, Inc.	9,455	431,715
Innospec, Inc. (b)	11,180	620,490
MagneGas Corp. (a)	2,363	1,229
Marrone Bio Innovations, Inc. (a)(b)	19,941	23,730
Methanex Corp.	39,615	2,024,291
Northern Technologies International Corp. (a)	430	7,568
Senomyx, Inc. (a)(b)	14,455	8,747
Tantech Holdings Ltd. (a)(b)	12,107	39,106
Yield10 Bioscience, Inc. (a)	456	1,227
		5,371,864
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	223
Forterra, Inc. (b)	28,456	94,474
Tecnoglass, Inc. (b)	16,338	110,282
U.S. Concrete, Inc. (a)(b)	7,244	579,882
United States Lime & Minerals, Inc.	2,630	210,269
		995,130
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	55,814	1,679,443
UFP Technologies, Inc. (a)	5,073	134,942
		1,814,385
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	40,766	795,752
China Natural Resources, Inc. (a)(b)	11,233	21,904
Ferroglobe PLC (b)	79,748	1,075,801
Ferroglobe Representation & Warranty Insurance (c)	23,476	0
Handy & Harman Ltd. (a)	6,796	222,229
Haynes International, Inc. (b)	7,034	214,889
Kaiser Aluminum Corp. (b)	7,695	741,182
Mountain Province Diamonds, Inc. (a)(b)	73,559	252,707
Olympic Steel, Inc.	6,599	120,432
Pan American Silver Corp.	72,791	1,358,280
Pershing Gold Corp. (a)(b)	17,038	51,625
Randgold Resources Ltd. sponsored ADR (b)	18,027	1,847,587
Real Industries, Inc. (a)(b)	11,150	18,955
Royal Gold, Inc.	30,042	2,802,318
Schnitzer Steel Industries, Inc. Class A (b)	11,153	300,016
Ssr Mining, Inc. (a)(b)	55,264	578,062
Steel Dynamics, Inc.	110,132	3,794,047
Synalloy Corp. (a)	4,836	54,889
		14,250,675
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	31,334	346,241
Pope Resources, Inc. LP	1,792	126,784
Rentech, Inc. (a)	5,467	1,454
		474,479

TOTAL MATERIALS		22,906,533

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CareTrust (REIT), Inc.	32,038	618,013
Communications Sales & Leasing, Inc. (b)	82,163	1,582,459
CyrusOne, Inc.	40,489	2,552,022
Equinix, Inc.	36,058	16,889,928
Gaming & Leisure Properties	95,226	3,731,907
Gladstone Commercial Corp.	11,862	253,847
Gladstone Land Corp.	5,578	77,646
Global Self Storage, Inc.	4,374	21,083
Government Properties Income Trust	31,692	587,887
Hospitality Properties Trust (SBI)	77,851	2,130,003
Lamar Advertising Co. Class A (b)	38,747	2,579,000
Potlatch Corp.	18,771	897,254
Retail Opportunity Investments Corp.	51,926	1,030,212
Sabra Health Care REIT, Inc. (b)	30,206	660,001
SBA Communications Corp. Class A (a)(b)	56,225	8,633,349
Select Income REIT	47,021	1,091,357
Senior Housing Properties Trust (SBI)	113,124	2,230,805
Sotherly Hotels, Inc.	7,917	47,977
		45,614,750
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	9,479	215,932
China HGS Real Estate, Inc. (a)(b)	7,388	9,752
Colliers International Group, Inc.	17,141	891,401
Cresud S.A.C.I.F. y A. sponsored ADR (b)	18,279	352,785
Elbit Imaging Ltd. (a)	37	104
FirstService Corp.	17,148	1,194,558
FRP Holdings, Inc. (a)	5,743	252,118
Griffin Industrial Realty, Inc.	2,554	87,730
Gyrodyne LLC (b)	1,037	20,750
Landmark Infrastructure Partners LP	13,282	219,817
Redfin Corp. (b)	35,000	780,150
Stratus Properties, Inc.	4,283	126,777
		4,151,874

TOTAL REAL ESTATE		49,766,624

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	28,590	62,898
Atlantic Tele-Network, Inc.	7,850	475,475
B Communications Ltd. (a)	6,422	93,440
Cogent Communications Group, Inc. (b)	21,235	989,551
Consolidated Communications Holdings, Inc. (b)	24,048	443,686
Frontier Communications Corp. (b)	37,537	505,623
General Communications, Inc. Class A (a)	15,254	657,905
Hawaiian Telcom Holdco, Inc. (a)	5,699	173,364
Internet Gold Golden Lines Ltd. (a)	2,833	21,956
Iridium Communications, Inc. (a)(b)	44,902	498,412
Lumos Networks Corp. (a)	11,377	204,558
magicJack VocalTec Ltd. (a)(b)	9,205	67,657
ORBCOMM, Inc. (a)(b)	33,754	373,319
PDVWireless, Inc. (a)	6,652	194,571
Sify Technologies Ltd. sponsored ADR	1,965	1,749
Windstream Holdings, Inc. (b)	94,705	196,039
		4,960,203
Wireless Telecommunication Services - 0.8%
Airgain, Inc. (b)	4,457	48,938
Boingo Wireless, Inc. (a)	17,559	361,540
NII Holdings, Inc. (a)	39,544	26,257
Partner Communications Co. Ltd. ADR (a)	1,446	7,085
Shenandoah Telecommunications Co.	23,353	841,876
Spok Holdings, Inc.	10,030	168,003
T-Mobile U.S., Inc. (a)	378,701	24,505,742
VimpelCom Ltd. sponsored ADR	614,407	2,592,798
Vodafone Group PLC sponsored ADR (b)	199,258	5,784,460
		34,336,699

TOTAL TELECOMMUNICATION SERVICES		39,296,902

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	16,607	1,056,205
Otter Tail Corp.	16,872	705,250
Spark Energy, Inc. Class A, (b)	5,832	92,437
		1,853,892
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	3,357	102,858
RGC Resources, Inc. (b)	3,685	101,522
		204,380
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	13,237	190,878
Atlantica Yield PLC	45,455	943,646
Pattern Energy Group, Inc. (b)	39,582	994,300
TerraForm Global, Inc. (a)	48,764	246,258
Terraform Power, Inc. (a)(b)	41,791	583,402
VivoPower International PLC	1,305	4,176
		2,962,660
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,276	195,687
Cadiz, Inc. (a)(b)	9,697	118,303
Connecticut Water Service, Inc.	5,799	314,538
Consolidated Water Co., Inc. (b)	10,742	128,367
Global Water Resources, Inc. (b)	9,461	90,636
Middlesex Water Co.	7,557	287,015
Pure Cycle Corp. (a)(b)	11,638	84,376
York Water Co.	5,988	197,005
		1,415,927

TOTAL UTILITIES		6,436,859

TOTAL COMMON STOCKS
(Cost $3,078,608,628)		4,406,285,624
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.18% 11/9/17 to 6/21/18 (e)
(Cost $6,969,831)	7,000,000	6,971,106
	Shares	Value

Money Market Funds - 14.4%
Fidelity Cash Central Fund, 1.11% (f)	91,958,483	$91,976,875
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	557,121,687	557,177,399
TOTAL MONEY MARKET FUNDS
(Cost $649,121,213)		649,154,274
TOTAL INVESTMENT IN SECURITIES - 112.2%
(Cost $3,734,699,672)		5,062,411,004
NET OTHER ASSETS (LIABILITIES) - (12.2)%		(551,360,204)
NET ASSETS - 100%		$4,511,050,800

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	894	Sept. 2017	$107,114,610	$4,913,625	$4,913,625

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,468,478.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$544,670
Fidelity Securities Lending Cash Central Fund	3,276,268
Total	$3,820,938

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$814,468,819	$814,466,287	$83	$2,449
Consumer Staples	189,822,190	189,822,190	--	--
Energy	22,768,493	22,766,417	2	2,074
Financials	295,316,376	293,488,921	--	1,827,455
Health Care	591,765,861	591,581,465	--	184,396
Industrials	185,749,565	185,749,565	--	--
Information Technology	2,187,987,402	2,187,987,402	--	--
Materials	22,906,533	22,906,533	--	--
Real Estate	49,766,624	49,766,624	--	--
Telecommunication Services	39,296,902	39,296,902	--	--
Utilities	6,436,859	6,436,859	--	--
U.S. Government and Government Agency Obligations	6,971,106	--	6,971,106	--
Money Market Funds	649,154,274	649,154,274	--	--
Total Investments in Securities:	$5,062,411,004	$5,053,423,439	$6,971,191	$2,016,374
Derivative Instruments:
Assets
Futures Contracts	$4,913,625	$4,913,625	$--	$--
Total Assets	$4,913,625	$4,913,625	$--	$--
Total Derivative Instruments:	$4,913,625	$4,913,625	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series 100 Index Fund

August 31, 2017

HUN-QTLY-1017
1.855575.110

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.7%
Ford Motor Co.	990,459	$10,924,763
General Motors Co.	347,762	12,707,223
		23,631,986
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	206,410	33,019,408
Starbucks Corp.	366,718	20,118,149
		53,137,557
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	100,465	98,515,979
Priceline Group, Inc. (a)	12,451	23,060,248
		121,576,227
Media - 4.0%
Charter Communications, Inc. Class A (a)	54,300	21,640,722
Comcast Corp. Class A	1,198,516	48,671,735
The Walt Disney Co.	368,402	37,282,282
Time Warner, Inc.	196,398	19,855,838
Twenty-First Century Fox, Inc.:
Class A	266,494	7,352,569
Class B	123,352	3,342,839
		138,145,985
Multiline Retail - 0.2%
Target Corp.	139,715	7,618,659
Specialty Retail - 1.8%
Home Depot, Inc.	302,763	45,375,091
Lowe's Companies, Inc.	217,296	16,056,001
		61,431,092
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	335,601	17,723,089

TOTAL CONSUMER DISCRETIONARY		423,264,595

CONSUMER STAPLES - 10.3%
Beverages - 2.5%
PepsiCo, Inc.	361,754	41,865,790
The Coca-Cola Co.	973,788	44,356,043
		86,221,833
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	111,069	17,408,955
CVS Health Corp.	258,000	19,953,720
Wal-Mart Stores, Inc.	374,063	29,203,098
Walgreens Boots Alliance, Inc.	216,255	17,624,783
		84,190,556
Food Products - 0.8%
Mondelez International, Inc.	384,237	15,623,076
The Kraft Heinz Co.	151,094	12,200,841
		27,823,917
Household Products - 2.2%
Colgate-Palmolive Co.	223,686	16,024,865
Procter & Gamble Co.	647,692	59,762,541
		75,787,406
Tobacco - 2.3%
Altria Group, Inc.	489,172	31,013,505
Philip Morris International, Inc.	393,320	45,990,908
		77,004,413

TOTAL CONSUMER STAPLES		351,028,125

ENERGY - 5.9%
Energy Equipment & Services - 0.9%
Halliburton Co.	219,780	8,564,827
Schlumberger Ltd.	351,873	22,347,454
		30,912,281
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	479,779	51,633,816
ConocoPhillips Co.	313,286	13,678,067
Exxon Mobil Corp.	1,073,049	81,905,830
Kinder Morgan, Inc.	486,197	9,398,188
Occidental Petroleum Corp.	193,622	11,559,233
		168,175,134

TOTAL ENERGY		199,087,415

FINANCIALS - 14.1%
Banks - 7.9%
Bank of America Corp.	2,520,227	60,208,223
Citigroup, Inc.	697,237	47,433,033
JPMorgan Chase & Co.	899,714	81,775,005
U.S. Bancorp	401,176	20,560,270
Wells Fargo & Co.	1,138,973	58,167,351
		268,143,882
Capital Markets - 1.9%
Bank of New York Mellon Corp.	263,340	13,767,415
BlackRock, Inc. Class A	30,703	12,864,864
Goldman Sachs Group, Inc.	92,706	20,742,040
Morgan Stanley	360,699	16,411,805
		63,786,124
Consumer Finance - 0.8%
American Express Co.	190,126	16,369,849
Capital One Financial Corp.	122,307	9,736,860
		26,106,709
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	481,027	87,142,851
Insurance - 1.0%
Allstate Corp.	92,311	8,354,146
American International Group, Inc.	222,721	13,470,166
MetLife, Inc.	273,613	12,813,297
		34,637,609

TOTAL FINANCIALS		479,817,175

HEALTH CARE - 14.6%
Biotechnology - 4.0%
AbbVie, Inc.	403,042	30,349,063
Amgen, Inc.	186,357	33,128,684
Biogen, Inc. (a)	54,098	17,125,263
Celgene Corp. (a)	197,736	27,471,462
Gilead Sciences, Inc.	330,917	27,701,062
		135,775,534
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	439,442	22,385,175
Danaher Corp.	154,686	12,903,906
Medtronic PLC	346,657	27,947,487
		63,236,568
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	244,039	48,539,357
Pharmaceuticals - 7.4%
Allergan PLC	85,055	19,518,421
Bristol-Myers Squibb Co.	417,197	25,232,075
Eli Lilly & Co.	245,892	19,988,561
Johnson & Johnson	682,189	90,301,358
Merck & Co., Inc.	692,655	44,232,948
Pfizer, Inc.	1,511,302	51,263,364
		250,536,727

TOTAL HEALTH CARE		498,088,186

INDUSTRIALS - 8.7%
Aerospace & Defense - 3.0%
General Dynamics Corp.	71,815	14,459,950
Lockheed Martin Corp.	63,038	19,251,175
Raytheon Co.	73,712	13,416,321
The Boeing Co.	142,153	34,068,388
United Technologies Corp.	188,700	22,591,164
		103,786,998
Air Freight & Logistics - 1.0%
FedEx Corp.	62,294	13,354,588
United Parcel Service, Inc. Class B	174,424	19,947,129
		33,301,717
Electrical Equipment - 0.3%
Emerson Electric Co.	163,209	9,635,859
Industrial Conglomerates - 3.3%
3M Co.	151,336	30,920,972
General Electric Co.	2,205,401	54,142,595
Honeywell International, Inc.	193,055	26,693,715
		111,757,282
Machinery - 0.5%
Caterpillar, Inc.	149,198	17,529,273
Road & Rail - 0.6%
Union Pacific Corp.	204,476	21,531,323

TOTAL INDUSTRIALS		297,542,452

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,266,218	40,784,882
Internet Software & Services - 7.2%
Alphabet, Inc.:
Class A (a)	75,371	71,997,394
Class C (a)	75,565	70,980,471
Facebook, Inc. Class A (a)	598,595	102,940,382
		245,918,247
IT Services - 4.4%
Accenture PLC Class A	157,029	20,533,112
IBM Corp.	216,506	30,966,853
MasterCard, Inc. Class A	237,538	31,663,815
PayPal Holdings, Inc. (a)	282,913	17,450,074
Visa, Inc. Class A	467,545	48,400,258
		149,014,112
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	1,192,511	41,821,361
Qualcomm, Inc.	374,147	19,556,664
Texas Instruments, Inc.	252,311	20,896,397
		82,274,422
Software - 5.4%
Microsoft Corp.	1,955,149	146,186,491
Oracle Corp.	760,665	38,284,269
		184,470,760
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,320,358	216,538,714

TOTAL INFORMATION TECHNOLOGY		919,001,137

MATERIALS - 1.5%
Chemicals - 1.5%
Monsanto Co.	111,124	13,023,733
The Dow Chemical Co.	563,634	37,566,206
		50,589,939
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group, Inc.	79,060	12,400,561
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	1,556,924	58,322,373
Verizon Communications, Inc.	1,033,062	49,555,984
		107,878,357
UTILITIES - 1.6%
Electric Utilities - 1.6%
Duke Energy Corp.	177,240	15,473,052
Exelon Corp.	234,525	8,881,462
NextEra Energy, Inc.	118,558	17,844,165
Southern Co.	251,873	12,155,391
		54,354,070
TOTAL COMMON STOCKS
(Cost $2,723,784,963)		3,393,052,012
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.18% 11/9/17 to 6/21/18 (b)
(Cost $1,493,221)	1,500,000	1,493,448
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $19,904,234)	19,900,254	19,904,234
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,745,182,418)		3,414,449,694
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(11,709,619)
NET ASSETS - 100%		$3,402,740,075

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Sept. 2017	$10,868,440	$(14,197)	$(14,197)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,057,744.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,400
Fidelity Securities Lending Cash Central Fund	673
Total	$99,073

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$423,264,595	$423,264,595	$--	$--
Consumer Staples	351,028,125	351,028,125	--	--
Energy	199,087,415	199,087,415	--	--
Financials	479,817,175	479,817,175	--	--
Health Care	498,088,186	498,088,186	--	--
Industrials	297,542,452	297,542,452	--	--
Information Technology	919,001,137	919,001,137	--	--
Materials	50,589,939	50,589,939	--	--
Real Estate	12,400,561	12,400,561	--	--
Telecommunication Services	107,878,357	107,878,357	--	--
Utilities	54,354,070	54,354,070	--	--
U.S. Government and Government Agency Obligations	1,493,448	--	1,493,448	--
Money Market Funds	19,904,234	19,904,234	--	--
Total Investments in Securities:	$3,414,449,694	$3,412,956,246	$1,493,448	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(14,197)	$(14,197)	$--	$--
Total Liabilities	$(14,197)	$(14,197)	$--	$--
Total Derivative Instruments:	$(14,197)	$(14,197)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017